American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
November 30, 2025

Avantis Emerging Markets Equity Fund - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.2%
Brazil — 4.9%
Allos SA	65,561	347,834
Ambev SA, ADR(1)	162,318	412,288
Ambipar Participacoes e Empreendimentos SA(2)	19,400	945
Anima Holding SA	600	427
Auren Energia SA	64,902	149,675
Automob Participacoes SA(2)	1,984	4,683
Axia Energia, ADR	90,355	1,061,671
Axia Energia, Class B Preference Shares	17,600	221,704
Azzas 2154 SA	30,200	161,924
B3 SA - Brasil Bolsa Balcao	133,300	376,087
Banco ABC Brasil SA, Preference Shares	19,292	88,186
Banco Bradesco SA	137,959	434,462
Banco Bradesco SA, ADR	461,064	1,705,937
Banco BTG Pactual SA	76,100	767,865
Banco do Brasil SA	107,620	454,243
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	53,300	146,384
Banco Mercantil do Brasil SA, Preference Shares	800	9,339
Banco Pan SA, Preference Shares	28,200	60,226
Banco Santander Brasil SA, ADR(1)	28,959	186,496
BB Seguridade Participacoes SA	62,200	397,238
BR Advisory Partners Participacoes SA	19,100	73,676
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	34,886
Braskem SA, Class A, ADR(2)	13,074	37,784
Brava Energia(2)	109,939	278,048
Caixa Seguridade Participacoes SA	14,000	42,227
Camil Alimentos SA	13,900	15,129
Cia Brasileira de Aluminio(2)	42,653	45,067
Cia Brasileira de Distribuicao(2)	52,900	39,146
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	25,251
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	28,533	752,415
Cia de Saneamento de Minas Gerais Copasa MG	52,100	399,399
Cia De Sanena Do Parana, Preference Shares	182,300	246,921
Cia Energetica de Minas Gerais, ADR	241,774	512,561
Cia Paranaense de Energia - Copel, Preference Shares	103,000	276,128
Cia Paranaense de Energia - Copel, Preference Shares, ADR	6,132	65,428
Cia Siderurgica Nacional SA, ADR(2)	74,734	118,080
CPFL Energia SA	15,800	144,033
Cristal Pigmentos do Brasil SA, Preference Shares(2)	200	624
Cury Construtora e Incorporadora SA	44,700	322,991
Cyrela Brazil Realty SA Empreendimentos e Participacoes	57,800	387,654
Dexco SA	106,938	106,180
Dexxos Participacoes SA	3,600	5,517
EcoRodovias Infraestrutura e Logistica SA	146,400	299,500
Embraer SA, ADR	16,491	1,034,315
Empreendimentos Pague Menos SA	31,164	34,446
Energisa SA	33,990	315,394
Eneva SA(2)	42,000	156,423
Engie Brasil Energia SA	14,840	85,962
Equatorial Energia SA	81,175	606,929

Eucatex SA Industria e Comercio, Preference Shares	3,000	9,650
Even Construtora e Incorporadora SA	34,800	53,655
Ez Tec Empreendimentos e Participacoes SA	16,300	61,348
Fras-Le SA	16,400	77,056
Gerdau SA, ADR	163,664	589,190
Grazziotin SA, Preference Shares	200	1,136
Grendene SA	46,400	42,942
Grupo Multi SA(2)	62,800	15,765
Grupo SBF SA	29,300	81,019
Guararapes Confeccoes SA	19,100	40,291
Iguatemi SA	39,437	196,156
Inter & Co., Inc., Class A	47,627	432,929
Iochpe Maxion SA	40,800	78,040
Irani Papel e Embalagem SA	5,300	8,658
IRB-Brasil Resseguros SA(2)	14,647	137,748
Isa Energia Brasil SA, Preference Shares	58,100	304,440
Itau Unibanco Holding SA, ADR	205,846	1,605,599
Jalles Machado SA(2)	18,157	10,035
JBS NV, BDR(2)	34,900	511,877
JHSF Participacoes SA	84,900	121,198
Kepler Weber SA	37,300	68,061
Klabin SA	216,700	718,971
Light SA(2)	15,600	15,548
Localiza Rent a Car SA	43,248	367,513
LOG Commercial Properties e Participacoes SA	4,900	23,234
Log-in Logistica Intermodal SA(2)	5,558	38,620
Lojas Quero-Quero SA	43,536	18,107
Lojas Renner SA	136,587	406,088
M Dias Branco SA	7,800	37,364
Magazine Luiza SA	108,415	208,590
Mahle Metal Leve SA	11,600	71,736
Marcopolo SA	18,800	20,921
Marcopolo SA, Preference Shares	111,100	133,415
Marisa Lojas SA(2)	7,757	1,482
MBRF Global Foods Co. SA	13,043	47,501
MBRF Global Foods Co. SA, ADR(1)	39,563	144,405
Metalurgica Gerdau SA, Preference Shares	87,800	182,086
Mills Locacao Servicos e Logistica SA	12,849	32,280
Minerva SA(2)	60,100	69,807
Motiva Infraestrutura de Mobilidade SA	138,800	419,688
Moura Dubeux Engenharia SA	9,100	50,292
Movida Participacoes SA	66,600	147,602
MRV Engenharia e Participacoes SA(2)	85,800	149,648
Multiplan Empreendimentos Imobiliarios SA	18,400	104,309
Natura Cosmeticos SA(2)	24,178	37,369
NU Holdings Ltd., Class A(2)	6,751	117,400
Oceanpact Servicos Maritimos SA(2)	13,400	19,004
Odontoprev SA	55,660	120,332
Pagseguro Digital Ltd., Class A	28,413	297,768
PBG SA(2)	18,400	11,375
Pet Center Comercio e Participacoes SA(2)	93,200	76,650
Petroleo Brasileiro SA - Petrobras, ADR	92,953	1,165,631
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	115,925	1,378,348
Petroreconcavo SA	27,600	55,171
Plano & Plano Desenvolvimento Imobiliario SA	18,100	55,203

Porto Seguro SA	3,800	33,253
Positivo Tecnologia SA	18,500	14,868
PRIO SA(2)	102,800	725,475
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,839
Raia Drogasil SA	142,032	634,346
Raizen SA, Preference Shares(2)	182,400	28,704
Rede D'Or Sao Luiz SA	17,010	150,921
Romi SA	7,778	12,051
Rumo SA	44,500	140,807
Sao Carlos Empreendimentos e Participacoes SA	100	520
Sao Martinho SA	37,100	97,514
Ser Educacional SA	25,500	45,718
Simpar SA	59,500	72,008
SLC Agricola SA	25,340	78,472
Smartfit Escola de Ginastica e Danca SA	15,994	79,103
StoneCo Ltd., A Shares(2)	10,828	182,452
Suzano SA, ADR(1)	78,919	706,325
SYN prop e tech SA	7,800	7,599
Taurus Armas SA, Preference Shares	11,660	10,048
Tegma Gestao Logistica SA	4,500	33,612
Telefonica Brasil SA, ADR	26,079	344,764
TIM SA, ADR	18,131	425,716
TOTVS SA	12,900	104,112
Trisul SA	15,400	25,504
Tupy SA	14,700	34,479
Ultrapar Participacoes SA, ADR	114,990	472,609
Unipar Carbocloro SA, Class B Preference Shares	6,100	69,847
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(2)	71,700	72,938
Vale SA, ADR	250,865	3,163,408
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,600	77,517
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	153,400	111,504
Vibra Energia SA	229,859	1,073,105
WEG SA	30,900	254,246
Wilson Sons SA	35,500	124,500
Wiz Co.	4,600	7,230
XP, Inc., Class A	29,741	586,195
YDUQS Participacoes SA	19,100	48,807
Zamp SA(2)	16,028	10,539
		34,702,634
Chile — 0.8%
Banco de Chile	2,959,390	561,155
Banco de Credito e Inversiones SA	7,809	447,147
Banco Itau Chile SA	4,740	90,650
Banco Santander Chile, ADR	19,104	571,783
Besalco SA	2,057	2,637
CAP SA(2)	15,673	109,200
Cencosud SA	42,171	132,440
Cencosud Shopping SA	29,082	75,229
Cia Cervecerias Unidas SA, ADR(1)	3,927	52,543
Cia Sud Americana de Vapores SA	3,721,444	194,055
Colbun SA	1,170,058	180,442
Embotelladora Andina SA, Class B Preference Shares	49,724	225,536
Empresa Nacional de Telecomunicaciones SA	47,942	242,504
Empresas CMPC SA	136,824	191,634
Empresas Copec SA	40,808	290,419

Enel Americas SA	3,085,442	299,144
Enel Chile SA	2,820,356	218,778
Engie Energia Chile SA	125,063	181,360
Falabella SA	69,740	452,486
Parque Arauco SA	20,518	65,965
Ripley Corp. SA	222,768	108,185
Salfacorp SA	4,009	4,944
Sociedad Quimica y Minera de Chile SA, ADR(1)(2)	10,854	698,129
SONDA SA	1,402	523
Vina Concha y Toro SA	72,733	81,096
		5,477,984
China — 26.0%
361 Degrees International Ltd.	194,000	149,832
3SBio, Inc.(2)	243,500	981,426
AAC Technologies Holdings, Inc.	227,000	1,074,176
Agile Group Holdings Ltd.(2)	766,000	39,008
Agora, Inc., ADR(2)	16,639	60,067
Agricultural Bank of China Ltd., H Shares	1,706,000	1,279,761
Air China Ltd., H Shares(2)	28,000	22,801
Ajisen China Holdings Ltd.	4,000	458
AK Medical Holdings Ltd.(1)	70,000	50,117
Akeso, Inc.(2)	44,000	699,298
Alibaba Group Holding Ltd., ADR	68,026	10,700,490
Alibaba Health Information Technology Ltd.(2)	74,000	53,367
A-Living Smart City Services Co. Ltd.(1)	175,250	54,131
Aluminum Corp. of China Ltd., H Shares	532,000	719,552
ANE Cayman, Inc.	198,000	294,066
Angang Steel Co. Ltd., H Shares(2)	4,000	1,016
Anhui Conch Cement Co. Ltd., H Shares	144,000	434,106
Anhui Expressway Co. Ltd., H Shares(1)	102,000	181,334
ANTA Sports Products Ltd.	164,000	1,796,527
Anton Oilfield Services Group	520,000	58,886
AsiaInfo Technologies Ltd.(1)	43,600	45,159
Atour Lifestyle Holdings Ltd., ADR	8,541	327,718
Autohome, Inc., ADR	5,218	123,980
BAIC Motor Corp. Ltd., H Shares(2)	648,500	180,334
Baidu, Inc., ADR(2)	6,314	738,043
BAIOO Family Interactive Ltd.(2)	74,000	4,664
Bairong, Inc.(2)	58,500	68,139
Bank of China Ltd., H Shares	4,856,000	2,925,812
Bank of Chongqing Co. Ltd., H Shares	165,500	176,299
Bank of Communications Co. Ltd., H Shares	883,000	811,262
BBMG Corp., H Shares(1)	541,000	54,999
Beijing Capital International Airport Co. Ltd., H Shares(2)	94,000	33,866
Beijing Enterprises Holdings Ltd.	54,000	236,366
Beijing Jingneng Clean Energy Co. Ltd., H Shares	424,000	129,714
Beijing North Star Co. Ltd., H Shares(2)	4,000	423
BeOne Medicines Ltd., ADR(2)	885	301,440
BOC Aviation Ltd.	37,600	343,082
BOE Varitronix Ltd.(1)	138,000	86,304
Bosideng International Holdings Ltd.	1,126,000	718,735
Brilliance China Automotive Holdings Ltd.	984,000	483,895
BYD Co. Ltd., H Shares	138,200	1,736,876
BYD Electronic International Co. Ltd.(1)	29,000	124,193
C&D Property Management Group Co. Ltd.	12,000	4,140

CALB Group Co. Ltd.(2)	30,200	110,365
Cango, Inc., Class A(1)(2)	10,400	15,600
Cathay Group Holdings, Inc.	12,000	1,652
Central China New Life Ltd.(2)	62,000	6,858
Chaowei Power Holdings Ltd.	36,000	6,439
Cheetah Mobile, Inc., ADR(2)	61	475
Chervon Holdings Ltd.	50,700	123,280
China Aircraft Leasing Group Holdings Ltd.	1,000	582
China Beststudy Education Group	17,000	10,444
China BlueChemical Ltd., H Shares	358,000	112,056
China Bohai Bank Co. Ltd., H Shares(2)	215,000	26,814
China Chunlai Education Group Co. Ltd.	44,000	24,738
China Cinda Asset Management Co. Ltd., H Shares(1)	1,306,000	225,574
China CITIC Bank Corp. Ltd., H Shares	707,000	652,119
China Coal Energy Co. Ltd., H Shares	320,000	432,375
China Communications Services Corp. Ltd., H Shares	570,000	357,105
China Conch Environment Protection Holdings Ltd.(2)	5,500	403
China Conch Venture Holdings Ltd.	342,500	449,799
China Construction Bank Corp., H Shares	5,979,000	6,298,895
China Datang Corp. Renewable Power Co. Ltd., H Shares	756,000	220,640
China Dongxiang Group Co. Ltd.(2)	210,000	13,401
China East Education Holdings Ltd.(2)	210,000	170,759
China Eastern Airlines Corp. Ltd., H Shares(2)	14,000	8,274
China Education Group Holdings Ltd.(1)	350,841	126,415
China Energy Development Holdings Ltd.(2)	1,200	212
China Everbright Bank Co. Ltd., H Shares(1)	462,000	225,728
China Everbright Environment Group Ltd.	676,000	436,390
China Everbright Greentech Ltd.	104,000	12,582
China Everbright Ltd.(1)	216,000	248,377
China Feihe Ltd.	811,000	432,046
China Foods Ltd.	32,000	16,465
China Galaxy Securities Co. Ltd., H Shares	480,500	630,766
China Gas Holdings Ltd.	182,000	201,268
China Glass Holdings Ltd.(1)(2)	118,000	8,807
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	51,000	10,373
China Hongqiao Group Ltd.	610,000	2,431,423
China International Capital Corp. Ltd., H Shares	216,000	526,014
China Isotope & Radiation Corp.	2,200	6,277
China Kepei Education Group Ltd.	68,000	12,688
China Lesso Group Holdings Ltd.	429,000	245,237
China Life Insurance Co. Ltd., Class H	803,580	2,788,454
China Lilang Ltd.	24,000	10,519
China Longyuan Power Group Corp. Ltd., H Shares	617,000	546,168
China Medical System Holdings Ltd.(1)	344,000	589,130
China Meidong Auto Holdings Ltd.	294,000	58,977
China Mengniu Dairy Co. Ltd.	238,000	460,819
China Merchants Bank Co. Ltd., H Shares	302,000	2,036,301
China Merchants Land Ltd.(2)	40,000	1,443
China Merchants Port Holdings Co. Ltd.	209,814	422,830
China Minsheng Banking Corp. Ltd., H Shares	876,500	490,367
China Modern Dairy Holdings Ltd.(1)	552,000	95,184
China National Building Material Co. Ltd., H Shares	788,832	531,094
China New Higher Education Group Ltd.(2)	299,101	42,716
China Nonferrous Mining Corp. Ltd.(1)	411,000	792,444
China Oriental Group Co. Ltd.	26,000	4,320

China Pacific Insurance Group Co. Ltd., H Shares	301,400	1,200,062
China Petroleum & Chemical Corp., Class H	2,098,300	1,190,705
China Power International Development Ltd.(1)	1,240,000	546,952
China Railway Group Ltd., H Shares	339,000	170,502
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	13,677
China Renaissance Holdings Ltd.(2)	32,700	21,772
China Resources Beer Holdings Co. Ltd.	70,000	250,970
China Resources Building Materials Technology Holdings Ltd.	732,000	152,676
China Resources Gas Group Ltd.	18,200	53,393
China Resources Land Ltd.	427,000	1,662,571
China Resources Medical Holdings Co. Ltd.(1)	91,000	38,397
China Resources Mixc Lifestyle Services Ltd.	79,000	451,414
China Resources Pharmaceutical Group Ltd.	139,500	85,933
China Resources Power Holdings Co. Ltd.	348,000	831,667
China Sanjiang Fine Chemicals Co. Ltd.(2)	48,000	16,607
China Shenhua Energy Co. Ltd., H Shares(1)	306,000	1,568,238
China Shineway Pharmaceutical Group Ltd.	117,000	131,872
China Starch Holdings Ltd.	515,000	12,255
China Suntien Green Energy Corp. Ltd., H Shares	162,000	90,156
China Taiping Insurance Holdings Co. Ltd.	393,200	880,959
China Tobacco International HK Co. Ltd.	5,000	22,664
China Tower Corp. Ltd., H Shares	861,600	1,364,023
China Traditional Chinese Medicine Holdings Co. Ltd.	662,000	198,383
China Travel International Investment Hong Kong Ltd.(1)(2)	318,000	57,299
China Vanke Co. Ltd., H Shares(1)(2)	97,700	45,795
China Water Affairs Group Ltd.(1)	120,000	90,720
China Xinhua Education Group Ltd.(2)	17,000	1,268
China XLX Fertiliser Ltd.	234,000	251,813
China Yongda Automobiles Services Holdings Ltd.	460,500	103,144
China Youran Dairy Group Ltd.(1)(2)	301,000	168,810
China Yuhua Education Corp. Ltd.(2)	328,000	22,373
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	118,564
Chow Tai Fook Jewellery Group Ltd.(1)	214,200	377,051
CIFI Holdings Group Co. Ltd.(2)	282,880	6,995
CIMC Enric Holdings Ltd.	170,000	174,537
CITIC Ltd.	514,000	805,746
CITIC Securities Co. Ltd., H Shares	70,825	244,048
CMGE Technology Group Ltd.(2)	110,000	5,249
CMOC Group Ltd., H Shares	354,000	738,884
COFCO Joycome Foods Ltd.(1)(2)	974,000	206,793
Concord New Energy Group Ltd.	1,440,000	60,143
Contemporary Amperex Technology Co. Ltd., Class H(1)	4,000	244,342
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)	48,000	64,195
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	427,549	727,877
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	12,257
COSCO SHIPPING Ports Ltd.	300,154	216,148
Country Garden Services Holdings Co. Ltd.	613,000	503,844
CSPC Pharmaceutical Group Ltd.	1,539,200	1,570,869
CSSC Hong Kong Shipping Co. Ltd.(1)	460,000	122,992
Damai Entertainment Holdings Ltd.(1)(2)	4,030,000	463,096
Daqo New Energy Corp., ADR(2)	16,280	515,750
Datang International Power Generation Co. Ltd., H Shares(1)	6,000	1,783
Digital China Holdings Ltd.	152,000	55,171
Dongfeng Motor Group Co. Ltd., Class H(1)(2)	356,000	422,039
Dongyue Group Ltd.	133,000	186,535

DPC Dash Ltd.(2)	11,400	112,276
Edvantage Group Holdings Ltd.	92,754	17,658
ENN Energy Holdings Ltd.	39,300	359,269
Essex Bio-technology Ltd.	21,000	11,363
Ever Sunshine Services Group Ltd.	90,000	20,843
Evergrande Property Services Group Ltd.(2)	837,500	153,164
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	7,767
FIH Mobile Ltd.(2)	56,400	137,821
FinVolution Group, ADR	45,665	227,868
First Tractor Co. Ltd., H Shares(1)	12,000	11,360
Flat Glass Group Co. Ltd., H Shares(2)	4,000	5,382
Fosun International Ltd.	320,000	200,072
Fountain SET Holdings Ltd.	6,000	439
Fu Shou Yuan International Group Ltd.(1)	314,000	117,870
Fufeng Group Ltd.	517,000	533,725
Fuyao Glass Industry Group Co. Ltd., H Shares	40,000	346,356
Ganfeng Lithium Group Co. Ltd., H Shares(1)	16,480	104,201
Gaotu Techedu, Inc., ADR(2)	7,991	18,859
GCL Technology Holdings Ltd.(1)(2)	2,540,000	379,838
GDS Holdings Ltd., Class A(1)(2)	62,400	265,717
Geely Automobile Holdings Ltd.	1,097,000	2,397,787
Gemdale Properties & Investment Corp. Ltd.(1)(2)	1,556,000	36,621
Genertec Universal Medical Group Co. Ltd.	209,000	168,316
GF Securities Co. Ltd., H Shares(1)	111,600	242,200
Giant Biogene Holding Co. Ltd.(1)	53,200	248,084
GOME Retail Holdings Ltd.(2)	1,993,000	4,369
Goodbaby International Holdings Ltd.	263,000	39,354
Grand Pharmaceutical Group Ltd.(1)	329,500	348,405
Great Wall Motor Co. Ltd., H Shares	133,500	257,876
Greentown China Holdings Ltd.(1)	259,500	296,680
Greentown Management Holdings Co. Ltd.(1)	181,000	69,770
Guangdong Investment Ltd.	456,000	438,525
Guangzhou Automobile Group Co. Ltd., H Shares(1)	152,000	81,082
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	754,000	61,237
Guotai Haitong Securities Co. Ltd., H Shares	150,648	301,247
H World Group Ltd., ADR(1)	29,360	1,353,496
Haichang Ocean Park Holdings Ltd.(1)(2)	937,000	84,228
Haidilao International Holding Ltd.(1)	247,000	438,049
Haier Smart Home Co. Ltd., H Shares	230,200	789,488
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	88,000	117,068
Haitian International Holdings Ltd.	98,000	275,233
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	8,625
Hansoh Pharmaceutical Group Co. Ltd.	56,000	290,338
Harbin Electric Co. Ltd., H Shares	172,000	315,391
Hello Group, Inc., ADR	23,901	166,351
Hengan International Group Co. Ltd.	105,000	379,421
Hi Sun Technology China Ltd.(2)	57,000	3,629
Hisense Home Appliances Group Co. Ltd., H Shares	39,000	127,750
Hopson Development Holdings Ltd.(2)	42,163	16,427
Hua Hong Semiconductor Ltd.(1)(2)	71,000	684,153
Huabao International Holdings Ltd.(1)	110,000	50,751
Huadian Power International Corp. Ltd., H Shares	30,000	17,159
Huaneng Power International, Inc., H Shares	700,000	559,087
Huatai Securities Co. Ltd., H Shares(1)	126,800	298,986
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	6,000	9,760

iDreamSky Technology Holdings Ltd.(2)	222,400	18,868
Industrial & Commercial Bank of China Ltd., H Shares	4,449,000	3,688,308
Ingdan, Inc.(2)	66,000	26,184
Inkeverse Group Ltd.(2)	578,000	74,476
Innovent Biologics, Inc.(2)	107,000	1,297,095
iQIYI, Inc., ADR(1)(2)	147,242	322,460
J&T Global Express Ltd.(2)	345,000	425,139
JD Health International, Inc.(2)	75,600	598,091
JD Logistics, Inc.(2)	534,400	839,747
JD.com, Inc., ADR	33,915	1,011,684
JD.com, Inc., Class A	4,138	61,900
Jiangsu Expressway Co. Ltd., H Shares	78,000	100,245
Jiangxi Copper Co. Ltd., H Shares	149,000	589,910
Jinxin Fertility Group Ltd.(1)(2)	391,500	120,523
Jiumaojiu International Holdings Ltd.(1)	431,000	98,812
JNBY Design Ltd.	70,500	179,026
JOYY, Inc., ADR	4,883	308,215
Jutal Offshore Oil Services Ltd.	38,000	2,937
Kanzhun Ltd., ADR	3,034	67,051
KE Holdings, Inc., ADR	19,568	337,157
Kinetic Development Group Ltd.	892,000	181,194
Kingboard Holdings Ltd.	199,500	668,333
Kingboard Laminates Holdings Ltd.	228,500	334,027
Kingsoft Cloud Holdings Ltd.(1)(2)	102,000	82,596
Kingsoft Corp. Ltd.	210,400	777,637
Kuaishou Technology	381,300	3,347,212
Kunlun Energy Co. Ltd.	256,000	244,518
KWG Group Holdings Ltd.(2)	217,000	6,353
KWG Living Group Holdings Ltd.(1)(2)	143,500	4,264
Lee & Man Paper Manufacturing Ltd.	218,000	87,831
Legend Biotech Corp., ADR(2)	725	20,090
Lenovo Group Ltd.	460,000	576,059
LexinFintech Holdings Ltd., ADR	10,933	35,970
Li Auto, Inc., ADR(2)	21,315	391,983
Li Ning Co. Ltd.	216,500	485,241
Linklogis, Inc., Class B(1)	302,500	93,143
Logan Group Co. Ltd.(1)(2)	433,000	81,479
Longfor Group Holdings Ltd.(1)	396,108	496,850
Lonking Holdings Ltd.	719,000	272,116
Luye Pharma Group Ltd.(1)(2)	526,500	208,889
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	218,000	10,703
Maanshan Iron & Steel Co. Ltd., H Shares(2)	228,000	73,344
Meituan, Class B(2)	266,410	3,453,568
Metallurgical Corp. of China Ltd., H Shares	5,000	1,397
Microport Cardioflow Medtech Corp.(2)	45,000	6,811
Midea Group Co. Ltd.	10,800	123,172
Midea Real Estate Holding Ltd.(1)(2)	119,400	68,830
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	32,000	12,998
MINISO Group Holding Ltd., ADR	11,647	231,426
Minth Group Ltd.	244,000	1,070,204
MMG Ltd.(2)	1,409,600	1,258,820
NetDragon Websoft Holdings Ltd.	59,500	86,886
NetEase Cloud Music, Inc.(2)	9,500	236,455
NetEase, Inc., ADR	31,204	4,307,712
New China Life Insurance Co. Ltd., H Shares	179,300	1,072,153

New Oriental Education & Technology Group, Inc., ADR	6,226	318,398
Newborn Town, Inc.(2)	262,000	319,344
Nexteer Automotive Group Ltd.	211,000	159,980
Nine Dragons Paper Holdings Ltd.(2)	331,000	267,530
NIO, Inc., ADR(2)	79,558	437,569
Noah Holdings Ltd., ADR	16,363	166,248
Nongfu Spring Co. Ltd., H Shares	190,800	1,201,156
Onewo, Inc., Class H	63,800	166,050
Orient Overseas International Ltd.(1)	25,000	406,269
PDD Holdings, Inc., ADR(2)	44,967	5,219,769
People's Insurance Co. Group of China Ltd., H Shares	1,086,000	986,260
Perennial Energy Holdings Ltd.(2)	40,000	5,661
PetroChina Co. Ltd., Class H	1,882,400	2,103,795
Pharmaron Beijing Co. Ltd., H Shares	5,850	16,623
PICC Property & Casualty Co. Ltd., H Shares	660,000	1,501,155
Ping An Healthcare & Technology Co. Ltd.(1)	356,559	676,499
Ping An Insurance Group Co. of China Ltd., H Shares	551,006	4,032,495
Poly Property Group Co. Ltd.(1)	591,362	146,037
Poly Property Services Co. Ltd., Class H	56,200	253,736
Pop Mart International Group Ltd.(1)	60,400	1,752,837
Postal Savings Bank of China Co. Ltd., H Shares	876,000	619,747
Pou Sheng International Holdings Ltd.	90,000	5,269
Powerlong Commercial Management Holdings Ltd.(2)	8,500	2,654
Precision Tsugami China Corp. Ltd.	36,000	148,085
PW Medtech Group Ltd.	7,000	1,206
Q Technology Group Co. Ltd.	150,000	177,118
Qfin Holdings, Inc., ADR	20,555	401,439
Qingling Motors Co. Ltd., H Shares(2)	6,000	564
Qudian, Inc., ADR(2)	37,345	180,376
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	52,465
Sany Heavy Equipment International Holdings Co. Ltd.	60,000	56,129
Scholar Education Group(1)	51,000	16,405
Seazen Group Ltd.(2)	936,000	257,712
Shandong BoAn Biotechnology Co. Ltd., Class H(2)	41,800	55,462
Shandong Gold Mining Co. Ltd., H Shares(1)	27,000	120,277
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	158,800	113,309
Shanghai Chicmax Cosmetic Co. Ltd.	15,000	168,172
Shanghai Conant Optical Co. Ltd., Class H(1)	36,500	228,261
Shanghai Electric Group Co. Ltd., H Shares(2)	40,000	21,020
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(1)	15,500	41,873
Shanghai Haohai Biological Technology Co. Ltd., H Shares	280	1,003
Shanghai Henlius Biotech, Inc., Class H(2)	17,000	151,048
Shanghai Industrial Holdings Ltd.	114,000	224,151
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	74,728
Shenzhen Expressway Corp. Ltd., H Shares	72,000	68,658
Shenzhen International Holdings Ltd.	380,580	422,181
Shenzhen Investment Ltd.(1)(2)	268,000	30,680
Shenzhou International Group Holdings Ltd.	53,900	482,780
Shimao Services Holdings Ltd.(2)	49,000	4,097
Shoucheng Holdings Ltd.	113,200	29,917
Shougang Fushan Resources Group Ltd.	392,666	146,924
Shui On Land Ltd.	909,000	84,251
Sichuan Expressway Co. Ltd., Class H(1)	74,000	51,357
Simcere Pharmaceutical Group Ltd.	132,000	231,341
Sino Biopharmaceutical Ltd.	1,691,000	1,537,218

Sinopec Engineering Group Co. Ltd., H Shares	324,500	306,705
Sinopec Kantons Holdings Ltd.	30,000	16,008
Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,500	6,292
Sinopharm Group Co. Ltd., H Shares	117,200	302,317
Sinotrans Ltd., H Shares	4,000	2,676
Sinotruk Hong Kong Ltd.	87,000	302,741
Skyworth Group Ltd.(1)(2)	241,538	124,331
SOHO China Ltd.(2)	54,500	3,715
Sohu.com Ltd., ADR(2)	6,119	94,355
South Manganese Investment Ltd.(2)	210,000	11,376
SSY Group Ltd.(1)	320,000	126,333
Sun Art Retail Group Ltd.	1,061,500	219,879
Sun King Technology Group Ltd.(2)	2,000	554
Sunac Services Holdings Ltd.(1)	632,386	124,617
Sunny Optical Technology Group Co. Ltd.	50,100	411,111
Sunshine Lake Pharma Co. Ltd.(1)(2)	24,831	148,342
SY Holdings Group Ltd.	194,000	259,109
TAL Education Group, ADR(2)	27,476	302,236
Tencent Holdings Ltd.	289,000	22,834,334
Tencent Music Entertainment Group, ADR	50,872	938,588
Tian Ge Interactive Holdings Ltd.	5,000	437
Tiangong International Co. Ltd.(1)	202,000	81,754
Tianjin Port Development Holdings Ltd.	12,000	1,034
Tianli International Holdings Ltd.(1)	405,000	126,484
Tianneng Power International Ltd.(1)	246,000	242,415
Tingyi Cayman Islands Holding Corp.	468,000	718,357
Tong Ren Tang Technologies Co. Ltd., H Shares	71,000	43,257
Tongcheng Travel Holdings Ltd.	100,400	283,396
Tongda Group Holdings Ltd.(2)	14,900	8,705
Tongdao Liepin Group	12,800	6,025
Topsports International Holdings Ltd.	344,000	152,364
TravelSky Technology Ltd., H Shares	88,000	119,340
Trip.com Group Ltd., ADR	14,698	1,027,684
Tsaker New Energy Tech Co. Ltd.	72,500	7,840
Tsingtao Brewery Co. Ltd., H Shares	36,000	243,519
Tuhu Car, Inc.(2)	62,800	139,074
Uni-President China Holdings Ltd.	173,000	184,013
Vipshop Holdings Ltd., ADR	84,773	1,664,942
Viva Biotech Holdings(2)	74,500	18,840
Want Want China Holdings Ltd.	1,249,000	748,574
Wasion Holdings Ltd.	128,000	231,622
Weibo Corp., ADR(1)	25,940	257,844
Weichai Power Co. Ltd., H Shares	103,000	255,859
Weilong Delicious Global Holdings Ltd.(1)	72,600	106,135
West China Cement Ltd.(1)	540,000	211,103
Wuling Motors Holdings Ltd.	160,000	9,690
WuXi AppTec Co. Ltd., H Shares	48,207	629,850
Wuxi Biologics Cayman, Inc.(2)	55,000	221,497
XD, Inc.	70,400	641,675
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	132,500	13,491
Xin Point Holdings Ltd.	12,000	5,896
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	80,000	107,669
Xinte Energy Co. Ltd., H Shares(2)	74,400	70,847
Xinyi Energy Holdings Ltd.(1)	493,805	75,008
Xinyi Solar Holdings Ltd.(1)	505,230	209,833

XJ International Holdings Co. Ltd.(2)	1,008,000	22,545
Xtep International Holdings Ltd.	585,871	423,743
Xunlei Ltd., ADR(1)(2)	887	6,413
Yadea Group Holdings Ltd.	124,000	196,796
Yankuang Energy Group Co. Ltd., H Shares	193,300	252,621
Yidu Tech, Inc.(1)(2)	96,500	64,118
Yihai International Holding Ltd.(1)	192,000	306,764
Yiren Digital Ltd., ADR	6,125	27,562
Yixin Group Ltd.(1)	462,000	144,306
Youdao, Inc., ADR(1)(2)	1,984	19,979
Youzan Technology Ltd.(2)	80,000	1,651
Yuexiu Property Co. Ltd.(1)	244,800	142,261
Yuexiu Services Group Ltd.	72,500	23,504
Yuexiu Transport Infrastructure Ltd.	198,000	111,785
Yum China Holdings, Inc.	24,785	1,193,150
ZCZL Industrial Technology Group Co. Ltd., H Shares	6,400	16,999
Zengame Technology Holding Ltd.	102,000	30,022
Zhaojin Mining Industry Co. Ltd., H Shares	211,000	791,073
Zhejiang Expressway Co. Ltd., H Shares	248,400	241,085
Zhihu, Inc., ADR(2)	4,484	16,546
Zhongsheng Group Holdings Ltd.	326,000	492,186
Zhou Hei Ya International Holdings Co. Ltd.	177,000	38,488
Zhuguang Holdings Group Co. Ltd.(1)(2)	600,000	4,555
Zijin Mining Group Co. Ltd., H Shares	604,000	2,401,851
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(1)	114,200	106,613
ZTO Express Cayman, Inc., ADR	58,473	1,207,467
		186,176,267
Colombia — 0.2%
BAC Holding International Corp.	3,792	361
Banco Davivienda SA, Preference Shares(2)	1,532	10,809
Cementos Argos SA	43,202	124,218
Corp. Financiera Colombiana SA(2)	3,119	15,445
Ecopetrol SA, ADR	7,007	68,809
Grupo Argos SA	57,389	270,433
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	774
Grupo Cibest SA	12,549	213,820
Grupo Cibest SA, ADR	5,620	354,397
Grupo de Inversiones Suramericana SA	6,257	91,886
Interconexion Electrica SA ESP	34,261	229,858
Mineros SA	7,449	29,747
		1,410,557
Czech Republic — 0.2%
CEZ AS	11,399	697,554
Komercni Banka AS	5,431	304,120
Moneta Money Bank AS	52,198	475,292
		1,476,966
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	335,533	739,737
Greece — 0.9%
Aegean Airlines SA	18,435	307,007
Aktor SA Holding Co. Technical & Energy Projects(2)	14,102	151,689
Alpha Bank SA	229,360	936,416
Athens International Airport SA	7,996	94,206
Eurobank Ergasias Services & Holdings SA, Class A	201,651	798,697
Fourlis Holdings SA	301	1,410

Hellenic Telecommunications Organization SA	7,470	148,468
HELLENiQ ENERGY Holdings SA	12,550	120,417
Jumbo SA	10,631	337,579
LAMDA Development SA(2)	19,803	160,891
Motor Oil Hellas Corinth Refineries SA	15,527	511,992
National Bank of Greece SA	53,254	834,479
OPAP SA	9,531	194,796
Optima bank SA	4,646	41,510
Piraeus Financial Holdings SA(2)	128,968	1,058,701
Public Power Corp. SA	15,145	306,152
Titan SA	5,890	310,904
Viohalco SA	2,419	27,827
		6,343,141
Hong Kong — 0.1%
Asia Cement China Holdings Corp.(2)	43,000	14,318
Baozun, Inc., ADR(2)	1,003	2,869
Baozun, Inc., Class A(2)	1,700	1,612
Central China Management Co. Ltd.(2)	18,000	23
China Harmony Auto Holding Ltd.(2)	28,500	3,562
China Maple Leaf Educational Systems Ltd.(2)	42,000	2,109
China Oil & Gas Group Ltd.(2)	40,000	874
China Rare Earth Holdings Ltd.(2)	68,000	4,585
China Shengmu Organic Milk Ltd.(2)	55,000	2,442
China Shuifa Singyes Energy Holdings Ltd.(2)	66,000	2,113
China South City Holdings Ltd.(1)(2)	148,000	1,526
China Sunshine Paper Holdings Co. Ltd.(2)	69,000	14,897
China Zhongwang Holdings Ltd.(1)(2)	81,088	104
Coolpad Group Ltd.(2)	9,300	1,523
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,125
EVA Precision Industrial Holdings Ltd.	114,000	14,243
Hebei Construction Group Corp. Ltd., H Shares(2)	3,000	162
Homeland Interactive Technology Ltd.(2)	24,000	4,570
Honliv Healthcare Management Group Co. Ltd.(2)	20,000	4,491
IMAX China Holding, Inc.(2)	4,700	4,879
JH Educational Technology, Inc.(2)	14,000	1,454
Jiayuan International Group Ltd.(2)	52,000	67
Jinchuan Group International Resources Co. Ltd.(1)(2)	703,000	28,894
Kangji Medical Holdings Ltd.	101,000	119,996
Lee & Man Chemical Co. Ltd.	4,000	2,924
Minsheng Education Group Co. Ltd.(2)	34,000	873
Mobvista, Inc.(2)	115,000	217,205
Pacific Millennium Packaging Group Corp.	2,000	642
Powerlong Real Estate Holdings Ltd.(2)	62,000	1,998
Prinx Chengshan Holdings Ltd.	6,000	5,696
Redco Properties Group Ltd.(1)(2)	22,000	569
Road King Infrastructure Ltd.(2)	5,000	438
Shanghai Industrial Urban Development Group Ltd.(2)	1,600	68
Shanghai Pioneer Holding Ltd.	22,000	5,882
Trigiant Group Ltd.(2)	6,000	244
Truly International Holdings Ltd.	256,000	35,306
United Strength Power Holdings Ltd.	2,000	453
Untrade Yincheng International(2)	4,000	1
Venus MedTech Hangzhou, Inc., H Shares(2)	9,000	2,816
Viva Goods Co. Ltd.(2)	24,000	2,039

Wharf Holdings Ltd.	73,000	221,571
		731,163
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	52,061	278,642
MOL Hungarian Oil & Gas PLC	38,925	344,824
OTP Bank Nyrt	14,455	1,504,653
Richter Gedeon Nyrt	6,276	185,869
		2,313,988
India — 17.7%
20 Microns Ltd.	5,667	12,172
360 ONE WAM Ltd.	10,948	145,185
3M India Ltd.	187	72,963
63 Moons Technologies Ltd.	4,379	44,695
Aadhar Housing Finance Ltd.(2)	21,587	116,331
Aarti Drugs Ltd.	4,275	20,363
Aarti Industries Ltd.	21,152	90,643
Aarti Pharmalabs Ltd.	8,346	65,704
Aavas Financiers Ltd.(2)	6,784	117,641
ABB India Ltd.	2,252	130,536
ACC Ltd.	6,924	143,487
Accelya Solutions India Ltd.	926	13,450
Action Construction Equipment Ltd.	7,994	89,003
Adani Energy Solutions Ltd.(2)	13,550	151,138
Adani Enterprises Ltd.	8,518	217,615
Adani Green Energy Ltd.(2)	6,990	82,228
Adani Ports & Special Economic Zone Ltd.	23,162	394,062
Adani Power Ltd.(2)	273,085	451,490
Adani Total Gas Ltd.	8,578	58,360
Aditya Birla Capital Ltd.(2)	66,865	268,564
Aditya Birla Sun Life Asset Management Co. Ltd.	16,335	134,816
Agarwal Industrial Corp. Ltd.	1,367	11,777
AGI Greenpac Ltd.	7,217	61,974
AIA Engineering Ltd.	2,717	117,450
Ajanta Pharma Ltd.	3,028	86,850
Alembic Ltd.	9,345	10,494
Alembic Pharmaceuticals Ltd.	8,197	83,205
Alivus Life Sciences Ltd.	5,884	59,235
Alkyl Amines Chemicals	545	10,267
Allcargo Global Ltd.(2)	39,128	9,392
Allcargo Logistics Ltd.(2)	39,128	5,690
Allcargo Terminals Ltd.(2)	9,782	3,029
Allied Digital Services Ltd.	9,140	16,429
Alok Industries Ltd.(2)	30,788	5,856
Amara Raja Energy & Mobility Ltd.	20,664	220,498
Ambuja Cements Ltd.	25,656	158,196
Anand Rathi Wealth Ltd.	1,798	58,129
Andhra Paper Ltd.	16,070	12,371
Andhra Sugars Ltd.	20,345	17,565
Angel One Ltd.	12,556	380,658
Antelopus Selan Energy Ltd.(2)	1,229	5,433
Anup Engineering Ltd.	2,895	73,260
APL Apollo Tubes Ltd.	12,471	240,231
Apollo Hospitals Enterprise Ltd.	5,000	410,897
Apollo Tyres Ltd.	65,347	376,268
Aptus Value Housing Finance India Ltd.	31,655	99,173

Archean Chemical Industries Ltd.	14,564	83,581
Arvind Fashions Ltd.	18,421	104,180
Arvind Ltd.	33,494	132,663
Arvind SmartSpaces Ltd.	2,390	15,934
Asahi India Glass Ltd.	13,935	159,471
Ashok Leyland Ltd.	411,406	729,725
Ashoka Buildcon Ltd.(2)	52,270	104,388
Asian Paints Ltd.	17,466	562,729
Aster DM Healthcare Ltd.	17,527	130,699
Astral Ltd.	2,185	35,269
Atul Ltd.	1,013	66,612
AU Small Finance Bank Ltd.	28,817	308,469
Aurobindo Pharma Ltd.	22,685	311,862
Aurum Proptech Ltd.(2)	376	705
Avanti Feeds Ltd.	9,135	83,212
Avenue Supermarts Ltd.(2)	2,943	131,818
Axis Bank Ltd., GDR	34,119	2,467,764
Bajaj Auto Ltd.	4,070	413,799
Bajaj Consumer Care Ltd.(2)	15,148	45,356
Bajaj Finance Ltd.	135,911	1,582,248
Bajaj Finserv Ltd.	21,573	506,590
Bajaj Healthcare Ltd.	4,557	22,123
Bajaj Hindusthan Sugar Ltd.(2)	221,576	51,095
Bajel Projects Ltd.(2)	5,663	11,301
Balaji Amines Ltd.	1,730	22,334
Balkrishna Industries Ltd.	8,777	227,195
Balrampur Chini Mills Ltd.	18,717	93,919
Banco Products India Ltd.	2,002	15,268
Bandhan Bank Ltd.	137,932	232,530
Bank of Baroda	110,705	359,763
Bank of Maharashtra	85,420	56,076
BASF India Ltd.	1,301	60,522
Bata India Ltd.	9,595	107,383
Bayer CropScience Ltd.	2,286	119,230
Berger Paints India Ltd.	8,059	50,966
Best Agrolife Ltd.	1,760	7,915
Bhansali Engineering Polymers Ltd.	21,758	22,434
Bharat Bijlee Ltd.	1,734	56,219
Bharat Electronics Ltd.	154,146	712,564
Bharat Forge Ltd.	21,353	343,587
Bharat Heavy Electricals Ltd.	73,597	240,129
Bharat Petroleum Corp. Ltd.	166,500	670,622
Bharat Rasayan Ltd.	217	25,300
Bharti Airtel Ltd.	26,351	621,678
Bharti Airtel Ltd.	1,882	33,607
Biocon Ltd.	11,885	53,048
Birla Corp. Ltd.	2,240	28,114
BirlaNu Ltd.	531	10,075
Birlasoft Ltd.	44,349	189,148
Bliss Gvs Pharma Ltd.	23,549	43,822
BLS International Services Ltd.	11,482	42,515
Blue Dart Express Ltd.	1,074	68,787
Blue Jet Healthcare Ltd.	5,067	32,886
Bluspring Enterprises Ltd.(2)	6,356	5,125
Bombay Burmah Trading Co.	4,932	101,391

Bombay Dyeing & Manufacturing Co. Ltd.	27,868	45,067
Bosch Ltd.	143	57,823
Brigade Enterprises Ltd.	5,777	57,961
Brightcom Group Ltd.(2)	188,567	27,455
Britannia Industries Ltd.	8,076	528,175
BSE Ltd.	5,906	192,511
Camlin Fine Sciences Ltd.(2)	22,666	41,945
Campus Activewear Ltd.	17,472	54,037
Can Fin Homes Ltd.	21,005	208,589
Canara Bank	217,684	370,099
Capacit'e Infraprojects Ltd.(2)	13,971	43,422
Carborundum Universal Ltd.	4,834	46,472
Care Ratings Ltd.	1,529	26,038
Carysil Ltd.	1,860	21,138
Castrol India Ltd.	72,396	156,035
Ceat Ltd.	6,233	268,346
Cemindia Projects Ltd.	23,620	222,443
Central Depository Services India Ltd.	7,705	139,815
Century Plyboards India Ltd.	183	1,643
Cera Sanitaryware Ltd.	402	24,949
CESC Ltd.	62,905	120,268
CG Power & Industrial Solutions Ltd.	27,275	205,639
Chalet Hotels Ltd.	11,252	111,659
Chambal Fertilisers & Chemicals Ltd.	40,425	199,568
Chemcon Speciality Chemicals Ltd.(2)	561	1,383
Chemplast Sanmar Ltd.(2)	17,320	55,148
Chennai Petroleum Corp. Ltd.	12,992	133,359
Cholamandalam Financial Holdings Ltd.	8,542	176,727
Cholamandalam Investment & Finance Co. Ltd.	46,829	912,346
CIE Automotive India Ltd.	11,356	52,404
Cigniti Technologies Ltd.(2)	6,204	129,204
Cipla Ltd.	33,201	569,254
City Union Bank Ltd.	70,886	215,345
CMS Info Systems Ltd.	45,867	182,356
Coal India Ltd.	129,719	546,899
Cochin Shipyard Ltd.	5,900	110,312
Coforge Ltd.	14,526	311,457
Cohance Lifesciences Ltd.(2)	8,004	50,506
Colgate-Palmolive India Ltd.	11,345	275,467
Computer Age Management Services Ltd.	5,764	250,485
Container Corp. of India Ltd.	14,748	84,510
Coromandel International Ltd.	22,622	604,069
Cosmo First Ltd.	5,636	45,913
Craftsman Automation Ltd.	3,000	235,950
CreditAccess Grameen Ltd.(2)	5,896	88,364
CRISIL Ltd.	1,033	51,205
Crompton Greaves Consumer Electricals Ltd.	42,692	127,071
Cummins India Ltd.	7,999	401,583
Cyient Ltd.	12,879	162,459
Dabur India Ltd.	25,853	149,734
Dalmia Bharat Ltd.	5,784	130,277
Dalmia Bharat Refractories Ltd.(2)	33	4
Dalmia Bharat Sugar & Industries Ltd.	1,638	5,675
Datamatics Global Services Ltd.	5,211	49,261
DB Corp. Ltd.	13,014	37,756

DCB Bank Ltd.	38,727	79,781
DCM Shriram Industries Ltd.	6,912	13,418
DCM Shriram Ltd.	6,921	94,246
DCW Ltd.	38,894	26,867
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,777	73,300
Deepak Nitrite Ltd.	5,774	100,870
Delta Corp. Ltd.	3,208	2,463
Devyani International Ltd.(2)	51,787	78,790
Digitide Solutions Ltd.(2)	6,356	10,107
Dilip Buildcon Ltd.	10,399	55,622
Dish TV India Ltd.(2)	221,711	10,783
Dishman Carbogen Amcis Ltd.(2)	11,349	30,445
Divi's Laboratories Ltd.	3,904	283,014
Dixon Technologies India Ltd.	2,520	413,070
DLF Ltd.	25,071	203,496
D-Link India Ltd.	5,282	26,012
Dr. Lal PathLabs Ltd.	2,456	83,911
Dr. Reddy's Laboratories Ltd., ADR	29,889	419,940
Dwarikesh Sugar Industries Ltd.	31,044	14,264
E2E Networks Ltd.(2)	375	9,511
eClerx Services Ltd.	7,072	360,347
Edelweiss Financial Services Ltd.	128,351	158,763
Eicher Motors Ltd.	5,646	446,127
EID Parry India Ltd.(2)	23,743	274,225
EIH Ltd.	23,266	97,680
Elecon Engineering Co. Ltd.	16,414	92,992
Electrosteel Castings Ltd.	36,739	30,530
Emami Ltd.	34,735	206,494
Embassy Developments Ltd.(2)	46,013	39,872
Endurance Technologies Ltd.	3,250	96,435
Epack Durable Ltd.(2)	14,162	43,064
Epigral Ltd.	2,722	46,097
EPL Ltd.	46,019	105,253
Equitas Small Finance Bank Ltd.(2)	112,358	80,740
Escorts Kubota Ltd.	1,598	68,363
Ester Industries Ltd.	7,600	9,304
Eternal Ltd.(2)	91,136	307,087
Eveready Industries India Ltd.	9,278	34,831
Everest Industries Ltd.	1,312	7,743
Everest Kanto Cylinder Ltd.	12,621	17,040
Excel Industries Ltd.	1,451	15,476
Exide Industries Ltd.	50,863	213,742
FDC Ltd.(2)	1,453	6,732
Federal Bank Ltd.	249,215	720,713
Federal-Mogul Goetze India Ltd.(2)	5,784	31,680
FIEM Industries Ltd.	1,560	39,636
Filatex India Ltd.	43,459	26,118
Fine Organic Industries Ltd.	1,901	94,127
Fineotex Chemical Ltd.	59,570	16,815
Finolex Cables Ltd.	7,205	60,389
Finolex Industries Ltd.	51,489	103,212
Five-Star Business Finance Ltd.	27,693	183,621
Force Motors Ltd.	1,521	303,687
Fortis Healthcare Ltd.	12,310	126,805
G R Infraprojects Ltd.	4,953	59,752

Gabriel India Ltd.	10,034	115,780
GAIL India Ltd.	118,569	234,322
Galaxy Surfactants Ltd.	260	5,898
Garware Technical Fibres Ltd.	8,469	66,698
Gateway Distriparks Ltd.	25,998	17,141
GE Vernova T&D India Ltd.	6,299	202,992
Geojit Financial Services Ltd.	25,322	20,978
GHCL Ltd.	11,424	73,665
GHCL Textiles Ltd.	5,163	4,404
GIC Housing Finance Ltd.	7,865	15,075
Gillette India Ltd.	1,040	101,097
Gland Pharma Ltd.	3,180	62,666
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	41,004
Glenmark Pharmaceuticals Ltd.	5,271	114,892
Global Health Ltd.	6,568	91,722
Globus Spirits Ltd.	1,530	18,249
GMM Pfaudler Ltd.	5,881	73,955
GMR Airports Ltd.(2)	115,370	140,203
GMR Power & Urban Infra Ltd.(2)	12,421	16,670
GNA Axles Ltd.	1,572	5,556
Go Fashion India Ltd.(2)	1,500	8,723
Godawari Power & Ispat Ltd.	63,770	168,456
Godrej Agrovet Ltd.	8,470	56,437
Godrej Consumer Products Ltd.	6,465	82,966
Godrej Properties Ltd.(2)	3,460	82,052
Gokul Agro Resources Ltd.(2)	34,108	79,644
Goldiam International Ltd.	9,189	41,202
Granules India Ltd.	14,660	91,364
Graphite India Ltd.	10,458	65,069
Grasim Industries Ltd.	12,195	374,300
Great Eastern Shipping Co. Ltd.	25,386	314,875
Greaves Cotton Ltd.	35,619	80,723
Greenpanel Industries Ltd.	7,398	20,700
Greenply Industries Ltd.	13,704	43,330
Grindwell Norton Ltd.	1,853	32,249
Gujarat Alkalies & Chemicals Ltd.	3,254	19,317
Gujarat Ambuja Exports Ltd.	30,364	37,616
Gujarat Fluorochemicals Ltd.	757	29,057
Gujarat Industries Power Co. Ltd.	9,040	16,534
Gujarat Mineral Development Corp. Ltd.	9,795	59,231
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	70,814
Gujarat Pipavav Port Ltd.	57,229	114,539
Gujarat State Fertilizers & Chemicals Ltd.	38,670	80,049
Gujarat State Petronet Ltd.	63,517	204,456
Gulf Oil Lubricants India Ltd.	5,694	75,446
Hathway Cable & Datacom Ltd.(2)	53,179	7,801
Havells India Ltd.	17,068	275,386
HBL Engineering Ltd.	9,699	96,344
HCL Technologies Ltd.	63,237	1,152,279
HDFC Asset Management Co. Ltd.	19,482	583,236
HDFC Bank Ltd.	406,810	4,596,976
HDFC Life Insurance Co. Ltd.	28,671	245,717
HEG Ltd.	12,544	74,123
HeidelbergCement India Ltd.	18,473	38,002
Heritage Foods Ltd.	14,642	79,305

Hero MotoCorp Ltd.	15,685	1,085,308
Hexaware Technologies Ltd.	13,670	115,910
HFCL Ltd.	55,288	43,543
HG Infra Engineering Ltd.	4,795	46,595
Hikal Ltd.	6,930	17,306
Himadri Speciality Chemical Ltd., ADR	30,894	151,588
Himatsingka Seide Ltd.	16,480	23,290
Hindalco Industries Ltd.	156,150	1,417,516
Hinduja Global Solutions Ltd.(2)	630	3,414
Hindustan Aeronautics Ltd.	4,725	240,603
Hindustan Construction Co. Ltd.(2)	50,687	13,641
Hindustan Oil Exploration Co. Ltd.(2)	12,291	19,933
Hindustan Petroleum Corp. Ltd.	173,666	890,742
Hindustan Unilever Ltd.	29,043	802,062
Hitachi Energy India Ltd.	989	244,700
HI-Tech Pipes Ltd.	26,394	29,861
Honda India Power Products Ltd.	797	21,470
Housing & Urban Development Corp. Ltd.	16,313	43,795
Huhtamaki India Ltd.	5,133	12,620
I G Petrochemicals Ltd.	1,499	6,541
ICICI Bank Ltd., ADR	146,987	4,590,404
ICICI Lombard General Insurance Co. Ltd.	7,483	165,275
ICICI Prudential Life Insurance Co. Ltd.	9,480	65,809
IDFC First Bank Ltd.	409,345	367,642
IFCI Ltd.(2)	52,682	30,152
IIFL Capital Services Ltd.	43,723	157,721
IIFL Finance Ltd.(2)	71,101	461,640
India Cements Ltd.(2)	19,560	86,078
India Glycols Ltd.	9,348	114,347
India Shelter Finance Corp. Ltd.	2,795	27,577
IndiaMart InterMesh Ltd.	6,771	175,274
Indian Bank	32,035	312,268
Indian Energy Exchange Ltd.	51,181	79,971
Indian Hotels Co. Ltd.	34,514	288,049
Indian Hume Pipe Co. Ltd.	4,662	20,715
Indian Metals & Ferro Alloys Ltd.	3,462	52,349
Indian Oil Corp. Ltd.	229,124	415,556
Indian Railway Catering & Tourism Corp. Ltd.	9,660	74,379
Indian Renewable Energy Development Agency Ltd.(2)	32,696	52,465
Indo Count Industries Ltd.	10,682	39,048
Indraprastha Gas Ltd.	55,046	123,179
Indraprastha Medical Corp. Ltd.	16,933	97,199
Indus Towers Ltd.(2)	176,045	792,024
IndusInd Bank Ltd.(2)	14,815	142,598
Info Edge India Ltd.	19,177	286,194
Infosys Ltd., ADR(1)	174,831	3,056,046
Ingersoll Rand India Ltd.	307	12,850
INOX India Ltd.	3,112	40,876
Intellect Design Arena Ltd.	9,903	123,564
InterGlobe Aviation Ltd.	13,896	920,659
IOL Chemicals & Pharmaceuticals Ltd.	29,965	30,305
ION Exchange India Ltd.	5,549	21,825
IRB Infrastructure Developers Ltd.	335,640	161,821
IRCON International Ltd.	39,977	72,392
ISGEC Heavy Engineering Ltd.	8,502	78,672

J Kumar Infraprojects Ltd.	6,357	41,762
Jagran Prakashan Ltd.	9,956	7,800
Jai Balaji Industries Ltd.(2)	26,950	20,783
Jai Corp. Ltd.	9,007	14,446
Jain Irrigation Systems Ltd.(2)	59,660	30,536
Jaiprakash Associates Ltd.(2)	47,432	1,670
Jaiprakash Power Ventures Ltd.(2)	699,678	147,427
Jammu & Kashmir Bank Ltd.	107,723	129,298
Jamna Auto Industries Ltd.	52,330	67,232
Jash Engineering Ltd.	5,310	27,926
JB Chemicals & Pharmaceuticals Ltd.	9,914	196,579
Jindal Drilling & Industries Ltd.	2,127	13,229
Jindal Poly Films Ltd.	1,475	8,596
Jindal Saw Ltd.	53,281	97,242
Jindal Stainless Ltd.	56,432	488,231
Jindal Steel Ltd.	37,888	443,752
Jio Financial Services Ltd.	191,278	656,892
JK Cement Ltd.	4,664	301,143
JK Lakshmi Cement Ltd.	14,332	121,794
JK Paper Ltd.	25,337	104,462
JK Tyre & Industries Ltd.	22,186	111,200
JM Financial Ltd.	103,344	168,339
Johnson Controls-Hitachi Air Conditioning India Ltd.	2,120	38,319
JSW Energy Ltd.	42,000	230,173
JSW Steel Ltd.	21,879	284,801
Jubilant Foodworks Ltd.	22,574	152,223
Jubilant Ingrevia Ltd.	12,275	97,397
Jubilant Pharmova Ltd.	7,752	94,691
Just Dial Ltd.(2)	979	8,084
Jyoti Structures Ltd.(2)	168,125	21,410
Kajaria Ceramics Ltd.	16,006	191,549
Kalpataru Projects International Ltd.	13,804	185,832
Kalyan Jewellers India Ltd.	4,962	28,149
Kalyani Steels Ltd.	2,407	20,827
Kansai Nerolac Paints Ltd.	14,918	39,467
Karnataka Bank Ltd.	37,244	88,558
Karur Vysya Bank Ltd.	129,112	358,737
Kaveri Seed Co. Ltd.	5,784	64,475
KCP Ltd.	19,748	40,569
KEC International Ltd.	37,089	284,754
Kellton Tech Solutions Ltd.(2)	38,405	8,416
Kennametal India Ltd.	279	6,847
Kfin Technologies Ltd.	7,063	83,833
Kiri Industries Ltd.(2)	8,250	54,388
Kirloskar Brothers Ltd.	2,915	55,307
Kirloskar Ferrous Industries Ltd.	11,193	62,010
Kirloskar Oil Engines Ltd.	20,773	262,450
KNR Constructions Ltd.	38,774	69,588
Kolte-Patil Developers Ltd.(2)	1,397	5,918
Kopran Ltd.	1,454	2,194
Kotak Mahindra Bank Ltd.	67,926	1,617,741
KPIT Technologies Ltd.	15,137	207,580
KPR Mill Ltd.	5,470	66,440
KRBL Ltd.	8,855	40,538
Krishna Institute of Medical Sciences Ltd.(2)	15,587	119,601

L&T Finance Ltd.	138,701	485,848
L&T Technology Services Ltd.	955	47,589
LA Opala RG Ltd.	4,256	10,486
Larsen & Toubro Ltd.	24,156	1,101,265
Laxmi Organic Industries Ltd.	22,759	46,436
LG Balakrishnan & Bros Ltd.	4,509	98,956
LIC Housing Finance Ltd.	48,332	297,633
Lincoln Pharmaceuticals Ltd.	1,473	8,450
Linde India Ltd.	348	23,284
Lloyds Metals & Energy Ltd.	10,764	147,206
Lodha Developers Ltd.	10,590	136,459
LT Foods Ltd.	21,706	99,556
LTIMindtree Ltd.	4,364	298,736
Lupin Ltd.	17,797	415,467
LUX Industries Ltd.	1,558	20,860
Mahanagar Gas Ltd.	15,132	203,631
Maharashtra Scooters Ltd.	356	58,687
Maharashtra Seamless Ltd.	14,871	98,071
Mahindra & Mahindra Financial Services Ltd.	85,818	357,632
Mahindra & Mahindra Ltd.	37,941	1,597,297
Mahindra Holidays & Resorts India Ltd.(2)	11,646	41,448
Mahindra Logistics Ltd.	4,485	16,357
Maithan Alloys Ltd.	2,266	24,340
Man Infraconstruction Ltd.	17,927	25,788
Manali Petrochemicals Ltd.	9,199	6,722
Manappuram Finance Ltd.	161,805	515,569
Mangalam Cement Ltd.	4,384	34,777
Mankind Pharma Ltd.	8,430	212,870
Marico Ltd.	34,196	274,555
Marksans Pharma Ltd.	42,291	89,268
Maruti Suzuki India Ltd.	4,220	752,216
MAS Financial Services Ltd.	4,887	16,922
Matrimony.com Ltd.	293	1,603
Max Financial Services Ltd.(2)	12,661	241,429
Max Healthcare Institute Ltd.	18,740	244,182
Mayur Uniquoters Ltd.	3,364	18,779
Mazagon Dock Shipbuilders Ltd.	4,276	128,460
Medplus Health Services Ltd.(2)	3,363	30,504
Meghmani Organics Ltd.(2)	29,589	22,655
Metropolis Healthcare Ltd.	1,019	22,038
Minda Corp. Ltd.	8,086	52,773
Mirza International Ltd.(2)	9,808	4,246
MOIL Ltd.	7,182	27,291
Monarch Networth Capital Ltd.	3,201	10,975
Motherson Sumi Wiring India Ltd.	235,813	120,826
Motilal Oswal Financial Services Ltd.	33,965	365,313
Mphasis Ltd.	14,664	462,596
MRF Ltd.	329	561,606
Mrs Bectors Food Specialities Ltd.	1,497	21,806
Muthoot Finance Ltd.	15,724	659,403
Narayana Hrudayalaya Ltd.	15,781	343,950
Natco Pharma Ltd.	16,139	158,790
National Aluminium Co. Ltd.	175,175	510,932
National Fertilizers Ltd.	10,348	9,888
Nava Ltd.	43,208	252,819

Navin Fluorine International Ltd.	7,125	457,745
NCC Ltd.	106,551	205,046
NESCO Ltd.	1,414	20,352
Nestle India Ltd.	16,628	234,662
Network18 Media & Investments Ltd.(2)	137,865	69,704
Neuland Laboratories Ltd.	759	146,941
Newgen Software Technologies Ltd.	7,611	75,209
NHPC Ltd.	154,547	133,030
NIIT Learning Systems Ltd.	7,767	34,651
NIIT Ltd.	9,326	10,065
Nippon Life India Asset Management Ltd.	20,520	201,446
Nitin Spinners Ltd.	3,812	14,094
NLC India Ltd.	40,252	109,801
NMDC Ltd.	537,979	446,129
NOCIL Ltd.	17,520	33,562
NTPC Ltd.	279,631	1,023,907
Nucleus Software Exports Ltd.	1,557	16,174
Nuvama Wealth Management Ltd.	3,120	260,726
Oberoi Realty Ltd.	9,619	177,604
Oil & Natural Gas Corp. Ltd.	270,546	738,121
Oil India Ltd.	83,692	387,817
One 97 Communications Ltd.(2)	18,464	273,434
OnMobile Global Ltd.(2)	3,493	2,252
Oracle Financial Services Software Ltd.	2,888	263,030
Orient Cement Ltd.	10,027	18,654
Orient Electric Ltd.	31,070	67,716
Orient Green Power Co. Ltd.(2)	182,034	26,175
Page Industries Ltd.	613	263,261
Paisalo Digital Ltd.	72,148	30,357
Panama Petrochem Ltd.	4,381	14,502
Paradeep Phosphates Ltd.	118,047	210,218
Paradeep Phosphates Ltd.	21,449	38,029
Patel Engineering Ltd.(2)	50,264	20,496
PB Fintech Ltd.(2)	6,905	141,022
PC Jeweller Ltd.(2)	244,100	27,165
Pennar Industries Ltd.(2)	21,103	54,517
Persistent Systems Ltd.	4,868	347,331
Petronet LNG Ltd.	149,699	455,815
Phoenix Mills Ltd.	9,365	182,314
PI Industries Ltd.	8,669	329,738
Pidilite Industries Ltd.	15,580	256,353
Piramal Finance Ltd.(2)	14,151	245,011
Piramal Pharma Ltd.	50,878	106,808
PIX Transmissions Ltd.	2,307	37,704
PNB Housing Finance Ltd.	22,550	228,770
PNC Infratech Ltd.	17,907	49,688
Pokarna Ltd.	3,522	37,391
Polycab India Ltd.	1,929	161,548
Polyplex Corp. Ltd.	3,736	34,866
Poonawalla Fincorp Ltd.(2)	8,485	45,694
Power Finance Corp. Ltd.	166,731	678,568
Power Grid Corp. of India Ltd.	301,760	913,320
Power Mech Projects Ltd.	1,510	40,303
Prakash Industries Ltd.	29,875	46,555
Prakash Pipes Ltd.	3,503	9,743

Precision Camshafts Ltd.	8,326	16,351
Prestige Estates Projects Ltd.	8,021	150,779
Pricol Ltd.	15,569	108,740
Prince Pipes & Fittings Ltd.	10,830	33,502
Prism Johnson Ltd.(2)	20,331	31,096
Privi Speciality Chemicals Ltd.	2,429	85,873
Prudent Corporate Advisory Services Ltd.	1,266	35,084
PSP Projects Ltd.(2)	2,983	30,375
PTC India Ltd.	56,480	99,940
Pudumjee Paper Products Ltd.	10,757	12,312
Punjab National Bank	135,752	189,577
Quess Corp. Ltd.	3,069	7,390
R Systems International Ltd.	4,643	20,713
Railtel Corp. of India Ltd.	23,973	91,198
Rain Industries Ltd.	50,160	61,239
Rainbow Children's Medicare Ltd.	10,147	153,831
Rajesh Exports Ltd.(2)	5,055	10,583
Rallis India Ltd.	2,331	6,893
Ramco Cements Ltd.	28,996	337,216
Ramco Industries Ltd.	5,549	20,809
Ramkrishna Forgings Ltd.	14,795	91,231
Ramky Infrastructure Ltd.(2)	5,433	36,129
Rashtriya Chemicals & Fertilizers Ltd.	39,385	62,512
Ratnamani Metals & Tubes Ltd.	2,566	68,063
RattanIndia Power Ltd.(2)	123,095	13,859
Raymond Lifestyle Ltd.(2)	1	13
Raymond Ltd.(2)	7,599	41,199
Raymond Realty Ltd.(2)	7,599	42,893
RBL Bank Ltd.	83,585	293,104
REC Ltd.	148,289	600,973
Redington Ltd.	87,916	277,539
Relaxo Footwears Ltd.	466	2,139
Reliance Industrial Infrastructure Ltd.	626	6,098
Reliance Industries Ltd., GDR	74,864	5,289,357
Reliance Infrastructure Ltd.(2)	38,258	73,957
Reliance Power Ltd.(2)	508,308	228,404
Religare Enterprises Ltd.(2)	31,562	87,754
Repco Home Finance Ltd.	8,841	41,416
Rico Auto Industries Ltd.	24,063	32,706
RITES Ltd.	18,982	50,512
RPG Life Sciences Ltd.	1,162	29,668
Rupa & Co. Ltd.	2,495	4,903
SAMHI Hotels Ltd.(2)	20,812	45,775
Sammaan Capital Ltd.(2)	107,910	186,094
Samvardhana Motherson International Ltd.	357,282	466,463
Sandhar Technologies Ltd.	3,964	24,899
Sanghvi Movers Ltd.	7,262	27,128
Sanofi India Ltd.	976	47,902
Sansera Engineering Ltd.	13,129	257,594
Sapphire Foods India Ltd.(2)	33,682	93,930
Sarda Energy & Minerals Ltd.	24,382	133,765
Saregama India Ltd.	1,980	8,804
SBFC Finance Ltd.(2)	95,684	116,289
SBI Cards & Payment Services Ltd.	35,104	346,221
SBI Life Insurance Co. Ltd.	11,654	256,957

Schaeffler India Ltd.	875	38,262
Schneider Electric Infrastructure Ltd.(2)	4,184	33,586
SEAMEC Ltd.(2)	2,359	25,396
Servotech Renewable Power System Ltd.	11,152	11,391
Sharda Cropchem Ltd.	4,645	45,000
Share India Securities Ltd.	16,719	31,937
Shipping Corp. of India Land & Assets Ltd.	5,563	2,968
Shipping Corp. of India Ltd.	36,362	94,467
Shoppers Stop Ltd.(2)	2,091	9,966
Shree Cement Ltd.	961	284,196
Shree Renuka Sugars Ltd.(2)	13,699	4,107
Shriram Finance Ltd.	162,950	1,557,364
Shriram Pistons & Rings Ltd.	2,729	79,837
Shyam Metalics & Energy Ltd.	15,545	141,788
Siemens Energy India Ltd.(2)	2,965	104,874
Siemens Ltd.	2,965	109,620
Siyaram Silk Mills Ltd.	3,903	31,543
SJS Enterprises Ltd.	232	4,409
SKF India Industrial Ltd.(2)	3,332	97,320
SKF India Ltd.	3,332	71,667
SMC Global Securities Ltd.	20,728	14,365
Sobha Ltd.	9,655	166,319
Solar Industries India Ltd.	1,815	269,929
Solara Active Pharma Sciences Ltd.(2)	3,164	18,244
Sona Blw Precision Forgings Ltd.	30,331	174,554
South Indian Bank Ltd.	308,995	137,105
Southern Petrochemical Industries Corp. Ltd.	17,726	16,713
Spandana Sphoorty Financial Ltd.(2)	2,425	7,207
Spandana Sphoorty Financial Ltd.(2)	591	880
SpiceJet Ltd.(2)	31,227	11,676
SRF Ltd.	8,805	289,018
Star Cement Ltd.	27,251	68,896
State Bank of India, GDR	13,077	1,437,468
Steel Strips Wheels Ltd.	10,643	22,726
Sterling Tools Ltd.	6,076	19,169
Sterlite Technologies Ltd.(2)	13,985	16,399
STL Networks Ltd.(2)	13,985	3,657
Stove Kraft Ltd.	4,034	27,682
Strides Pharma Science Ltd.	20,743	204,333
Stylam Industries Ltd.(2)	2,525	58,680
Sudarshan Chemical Industries Ltd.	8,677	98,412
Sula Vineyards Ltd.	5,406	14,170
Sumitomo Chemical India Ltd.	4,396	22,975
Sun Pharmaceutical Industries Ltd.	30,085	617,139
Sun TV Network Ltd.	19,960	124,323
Sundaram Finance Ltd.	2,903	153,776
Sundram Fasteners Ltd.	6,323	66,271
Sunflag Iron & Steel Co. Ltd.	6,118	17,433
Sunteck Realty Ltd.	3,995	18,952
Supreme Industries Ltd.	4,667	177,576
Supreme Petrochem Ltd.	13,676	98,300
Surya Roshni Ltd.	20,466	60,372
Suryoday Small Finance Bank Ltd.(2)	13,374	21,207
Suzlon Energy Ltd.(2)	310,060	188,076
Swan Corp. Ltd.	3,528	17,770

Swaraj Engines Ltd.	1,257	52,548
Syngene International Ltd.	24,696	179,400
TAJGVK Hotels & Resorts Ltd.	4,746	21,572
Tamil Nadu Newsprint & Papers Ltd.	7,235	11,671
Tamilnadu Petroproducts Ltd.	7,021	8,233
Tanla Platforms Ltd.	11,719	72,740
Tata Chemicals Ltd.	18,243	163,683
Tata Communications Ltd.	12,690	258,119
Tata Consultancy Services Ltd.	45,686	1,609,231
Tata Consumer Products Ltd.	10,750	141,123
Tata Elxsi Ltd.	3,856	223,014
Tata Investment Corp. Ltd.	16,030	133,816
Tata Motors Ltd./new(2)	132,439	521,183
Tata Motors Passenger Vehicles Limited	132,439	530,180
Tata Power Co. Ltd.	66,073	289,100
Tata Steel Ltd.	787,907	1,483,898
Tata Technologies Ltd.	10,885	82,896
Tata Teleservices Maharashtra Ltd.(2)	18,159	10,558
TCI Express Ltd.	457	2,979
TeamLease Services Ltd.(2)	194	3,577
Tech Mahindra Ltd.	18,662	317,887
Tega Industries Ltd.	2,921	63,404
Thermax Ltd.	2,239	73,337
Thirumalai Chemicals Ltd.(2)	10,204	26,891
Thyrocare Technologies Ltd.	9,510	52,871
Time Technoplast Ltd.	24,064	54,068
Tips Music Ltd.	8,489	52,628
Titan Co. Ltd.	9,629	421,892
Torrent Pharmaceuticals Ltd.	9,046	376,341
Torrent Power Ltd.	13,079	192,958
Tourism Finance Corp. of India Ltd.	82,910	67,798
TransIndia Real Estate Ltd.(2)	9,782	2,895
Transport Corp. of India Ltd.	1,642	20,088
Trent Ltd.	5,307	253,183
Trident Ltd.	188,086	59,693
Triveni Engineering & Industries Ltd.	12,778	50,948
TTK Prestige Ltd.	2,696	19,449
Tube Investments of India Ltd.	4,500	140,336
TV Today Network Ltd.	2,282	3,532
TVS Motor Co. Ltd.	3,946	156,309
TVS Motor Co. Ltd., Preference Shares(2)	15,784	1,765
Uflex Ltd.	10,549	57,876
Ujjivan Small Finance Bank Ltd.(2)	138,471	84,370
UltraTech Cement Ltd.	3,742	486,532
Union Bank of India Ltd.	193,333	332,586
United Spirits Ltd.	15,196	246,984
UNO Minda Ltd.	9,825	143,705
UPL Ltd.	45,604	388,094
Usha Martin Ltd.	23,690	113,798
UTI Asset Management Co. Ltd.	9,790	125,240
Vaibhav Global Ltd.	1,025	2,759
Valiant Organics Ltd.(2)	1,671	4,734
Vardhman Textiles Ltd.	23,963	117,853
Varroc Engineering Ltd.	8,583	63,496
Varun Beverages Ltd.	62,524	337,831

Vedant Fashions Ltd.	5,139	35,018
Vedanta Ltd.	164,536	971,036
Veedol Corp. Ltd.	360	6,592
Venky's India Ltd.	238	3,586
V-Guard Industries Ltd.	15,534	59,988
Vijaya Diagnostic Centre Ltd.	7,454	83,352
Vimta Labs Ltd.	4,634	31,612
Vinati Organics Ltd.	654	11,601
VIP Industries Ltd.(2)	11,408	48,215
Vishnu Chemicals Ltd.	3,320	19,575
VL E-Governance & IT Solutions Ltd.(2)	10,240	2,661
V-Mart Retail Ltd.(2)	8,056	70,658
Vodafone Idea Ltd.(2)	232,783	26,027
Voltamp Transformers Ltd.	484	44,326
Voltas Ltd.	5,043	77,748
VRL Logistics Ltd.	12,044	36,600
WAAREE Energies Ltd.	7,495	266,984
Waaree Renewable Technologies Ltd.	3,549	42,294
Welspun Corp. Ltd.	23,565	226,326
Welspun Enterprises Ltd.	9,136	53,838
Welspun Living Ltd.	41,434	69,433
West Coast Paper Mills Ltd.	5,873	28,342
Westlife Foodworld Ltd.	3,809	24,183
Windlas Biotech Ltd.	2,099	18,483
Wipro Ltd., ADR(1)	128,256	348,856
Wonderla Holidays Ltd.	1,940	12,155
Yaari Digital Integrated Services Ltd.(2)	147,414	32,895
Yes Bank Ltd.(2)	673,890	173,285
Zee Entertainment Enterprises Ltd.	166,803	189,610
Zensar Technologies Ltd.	22,776	191,421
Zydus Lifesciences Ltd.	9,481	100,219
		126,269,522
Indonesia — 1.6%
ABM Investama Tbk. PT	109,100	19,130
Adaro Andalan Indonesia PT	480,633	216,706
Adhi Karya Persero Tbk. PT(2)	245,413	3,685
Adi Sarana Armada Tbk. PT	73,600	4,914
Agung Podomoro Land Tbk. PT(2)	80,200	472
Alam Sutera Realty Tbk. PT(2)	2,581,000	25,468
Alamtri Minerals Indonesia Tbk. PT	1,405,900	107,383
Alamtri Resources Indonesia Tbk. PT	2,428,500	264,218
Amman Mineral Internasional PT(2)	313,800	124,470
Aneka Tambang Tbk. PT	921,400	161,029
Astra Agro Lestari Tbk. PT	40,600	18,474
Astra International Tbk. PT	1,890,700	744,747
Astra Otoparts Tbk. PT	140,800	21,484
Bank BTPN Syariah Tbk. PT	433,300	34,246
Bank Central Asia Tbk. PT	1,546,200	769,946
Bank China Construction Bank Indonesia Tbk. PT(2)	357,900	1,655
Bank Mandiri Persero Tbk. PT	2,793,500	811,405
Bank Negara Indonesia Persero Tbk. PT	1,089,600	279,110
Bank Pan Indonesia Tbk. PT	266,100	19,106
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	11,923
Bank Pembangunan Daerah Jawa Timur Tbk. PT	113,500	3,714
Bank Rakyat Indonesia Persero Tbk. PT	3,417,397	756,974

Bank Syariah Indonesia Tbk. PT	68,639	9,659
Bank Tabungan Negara Persero Tbk. PT	736,545	52,942
Barito Pacific Tbk. PT(2)	799,015	172,032
BFI Finance Indonesia Tbk. PT	1,086,800	48,944
Blue Bird Tbk. PT	139,500	14,743
Buana Lintas Lautan Tbk. PT(2)	553,700	10,040
Bukalapak.com Tbk. PT(2)	8,500,100	86,347
Bukit Asam Tbk. PT	883,100	122,529
Buma Internasional Grup Tbk. PT(2)	1,482,300	28,828
Bumi Resources Minerals Tbk. PT(2)	5,563,500	326,714
Bumi Resources Tbk. PT(2)	6,997,500	102,773
Bumi Serpong Damai Tbk. PT(2)	732,100	41,383
Chandra Asri Pacific Tbk. PT	151,800	67,452
Charoen Pokphand Indonesia Tbk. PT	239,100	66,500
Ciputra Development Tbk. PT	1,125,200	58,809
Cisarua Mountain Dairy Tbk. PT	64,600	24,038
Dharma Polimetal Tbk. PT	280,300	17,424
Dharma Satya Nusantara Tbk. PT	1,502,300	152,992
Dian Swastatika Sentosa Tbk. PT(2)	48,700	321,564
Elang Mahkota Teknologi Tbk. PT	3,179,300	234,068
Elnusa Tbk. PT	960,900	29,124
Energi Mega Persada Tbk. PT(2)	3,988,800	235,987
ESSA Industries Indonesia Tbk. PT	1,274,800	47,493
Gajah Tunggal Tbk. PT	529,400	33,380
Global Mediacom Tbk. PT(2)	881,800	7,470
GoTo Gojek Tokopedia Tbk. PT(2)	9,758,100	37,488
Indah Kiat Pulp & Paper Tbk. PT	444,500	234,412
Indika Energy Tbk. PT	1,364,500	143,689
Indo Tambangraya Megah Tbk. PT	88,900	117,772
Indocement Tunggal Prakarsa Tbk. PT	101,100	39,951
Indofood CBP Sukses Makmur Tbk. PT	52,300	26,549
Indofood Sukses Makmur Tbk. PT	147,200	65,001
Indosat Tbk. PT	412,000	59,183
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,000,352	32,751
Japfa Comfeed Indonesia Tbk. PT	1,115,500	163,612
Jasa Marga Persero Tbk. PT	201,300	41,959
Kalbe Farma Tbk. PT	887,100	64,012
Kawasan Industri Jababeka Tbk. PT	2,945,700	31,855
Lippo Karawaci Tbk. PT(2)	5,142,600	28,135
Malindo Feedmill Tbk. PT	13,400	592
Map Aktif Adiperkasa PT	1,832,300	82,578
Mark Dynamics Indonesia Tbk. PT	299,900	15,213
Matahari Department Store Tbk. PT	145,500	14,727
MD Entertainment Tbk. PT(2)	54,400	25,887
Medco Energi Internasional Tbk. PT	1,380,640	109,943
Media Nusantara Citra Tbk. PT(2)	1,273,900	19,741
Medikaloka Hermina Tbk. PT	1,063,600	89,514
Merdeka Copper Gold Tbk. PT(2)	237,551	32,581
Mitra Adiperkasa Tbk. PT	1,722,400	127,343
Mitra Keluarga Karyasehat Tbk. PT	115,400	17,184
Mitra Pinasthika Mustika Tbk. PT	157,800	9,100
MNC Tourism Indonesia Tbk. PT(2)	4,059,500	32,908
Pabrik Kertas Tjiwi Kimia Tbk. PT	201,400	91,637
Pakuwon Jati Tbk. PT	1,083,400	24,861
Panin Financial Tbk. PT(2)	1,773,800	29,215

Perusahaan Gas Negara Tbk. PT	899,200	97,532
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	609,500	49,971
PP Persero Tbk. PT(2)	159,800	3,475
Puradelta Lestari Tbk. PT	105,100	827
Rimo International Lestari Tbk. PT(2)	329,900	—
Rukun Raharja Tbk. PT	256,800	102,009
Salim Ivomas Pratama Tbk. PT	44,700	1,665
Samator Indo Gas Tbk. PT	86,700	8,229
Samudera Indonesia Tbk. PT	1,064,000	19,556
Sarana Menara Nusantara Tbk. PT	1,772,400	58,015
Sawit Sumbermas Sarana Tbk. PT	1,100	105
Selamat Sempurna Tbk. PT	231,100	22,966
Semen Indonesia Persero Tbk. PT	508,407	88,881
Siloam International Hospitals Tbk. PT(2)	246,200	36,368
Sri Rejeki Isman Tbk. PT(2)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	7,085
Sumber Alfaria Trijaya Tbk. PT	1,598,700	172,985
Sumber Tani Agung Resources Tbk. PT	174,800	14,380
Summarecon Agung Tbk. PT	1,703,100	39,511
Surya Semesta Internusa Tbk. PT	2,414,900	272,238
Telkom Indonesia Persero Tbk. PT, ADR(1)	47,167	1,016,449
Temas Tbk. PT	1,259,000	9,758
Timah Tbk. PT	751,000	147,249
Triputra Agro Persada PT	1,607,900	163,184
Tunas Baru Lampung Tbk. PT	24,900	1,061
Unilever Indonesia Tbk. PT	696,500	108,872
United Tractors Tbk. PT	215,300	362,457
Vale Indonesia Tbk. PT	352,064	80,850
Waskita Karya Persero Tbk. PT(2)	384,292	—
Wijaya Karya Persero Tbk. PT(2)	437,400	1,339
XLSMART Telecom Sejahtera Tbk. PT	1,036,895	179,862
		11,589,766
Kuwait — 0.1%
Kuwait Finance House KSCP	241,024	625,101
National Bank of Kuwait SAKP	28,000	91,606
		716,707
Malaysia — 1.6%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	1,467
Aeon Co. M Bhd.	118,600	30,736
AEON Credit Service M Bhd.	1,000	1,296
AFFIN Bank Bhd.(2)	91,305	49,336
Alliance Bank Malaysia Bhd.	196,705	219,426
AMMB Holdings Bhd.	334,300	481,737
Ann Joo Resources Bhd.(2)	20,750	3,069
Astro Malaysia Holdings Bhd.(2)	23,800	606
Axiata Group Bhd.	287,200	167,781
Bank Islam Malaysia Bhd.	90,700	50,504
Berjaya Corp. Bhd.(2)	871,449	59,149
Berjaya Food Bhd.(2)	32,373	1,959
Bumi Armada Bhd.	545,900	39,609
Bursa Malaysia Bhd.	83,600	166,998
Cahya Mata Sarawak Bhd.	168,500	57,641
Capital A Bhd.(2)	33,100	6,820
Carlsberg Brewery Malaysia Bhd.	7,800	31,663
CELCOMDIGI Bhd.	257,700	204,674

CIMB Group Holdings Bhd.(1)	530,850	983,553
Coastal Contracts Bhd.	3,400	954
CSC Steel Holdings Bhd.	18,100	6,047
Cypark Resources Bhd.(2)	15,400	2,795
Dagang NeXchange Bhd.(2)	779,600	52,015
Dayang Enterprise Holdings Bhd.	67,300	26,059
Dialog Group Bhd.	69,000	30,733
DRB-Hicom Bhd.	87,800	22,757
Dufu Technology Corp. Bhd.	43,100	17,304
Eastern & Oriental Bhd.	140,400	24,152
Eco World Development Group Bhd.	95,100	50,701
Econpile Holdings Bhd.(2)	5,500	361
Ekovest Bhd.(2)	323,900	24,373
Farm Fresh Bhd.	57,300	37,596
Fraser & Neave Holdings Bhd.	5,300	44,293
Frontken Corp. Bhd.	54,000	56,840
Gamuda Bhd.(1)	400,706	519,175
Gas Malaysia Bhd.	23,000	23,322
Genting Bhd.	189,800	150,344
Genting Malaysia Bhd.	484,100	275,393
Genting Plantations Bhd.	6,300	7,623
Globetronics Technology Bhd.(2)	12,200	991
HAP Seng Consolidated Bhd.	16,900	11,708
Hartalega Holdings Bhd.	202,400	48,974
Heineken Malaysia Bhd.	11,600	63,315
Hengyuan Refining Co. Bhd.(2)	10,600	1,924
Hextar Global Bhd.	92,620	19,935
Hiap Teck Venture Bhd.	125,000	7,867
Hibiscus Petroleum Bhd.	121,720	42,396
Hong Leong Bank Bhd.	35,500	181,677
Hong Leong Financial Group Bhd.	8,500	35,875
Hong Leong Industries Bhd.	400	1,453
IHH Healthcare Bhd.	59,000	118,008
IJM Corp. Bhd.	232,100	129,971
Inari Amertron Bhd.	54,200	28,819
IOI Corp. Bhd.	75,900	73,361
IOI Properties Group Bhd.	165,800	104,034
JAKS Resources Bhd.	11,180	271
Jaya Tiasa Holdings Bhd.	303,800	78,014
Johor Plantations Group Bhd.	217,700	82,215
Kelington Group Bhd.	88,800	114,267
Kossan Rubber Industries Bhd.	136,100	36,236
KPJ Healthcare Bhd.(1)	246,800	154,873
KSL Holdings Bhd.	138,400	95,996
Kuala Lumpur Kepong Bhd.	48,201	235,776
Land & General Bhd.	29,900	1,087
LBS Bina Group Bhd.	8,961	869
Leong Hup International Bhd.	220,000	35,432
Lii Hen Industries Bhd.	4,200	326
Lotte Chemical Titan Holding Bhd.(2)	20,000	2,135
Luxchem Corp. Bhd.	20,900	1,998
Mah Sing Group Bhd.	346,700	86,602
Malakoff Corp. Bhd.	213,500	44,721
Malayan Banking Bhd.	247,549	593,924
Malayan Cement Bhd.	91,200	148,234

Malayan Flour Mills Bhd.	143,700	19,846
Malaysia Marine & Heavy Engineering Holdings Bhd.(2)	4,700	399
Malaysian Pacific Industries Bhd.	1,800	13,946
Malaysian Resources Corp. Bhd.	281,800	27,645
Matrix Concepts Holdings Bhd.	36,700	12,080
Maxis Bhd.	190,700	184,323
MBM Resources Bhd.	13,400	17,716
MBSB Bhd.	316,800	54,075
Media Prima Bhd.	58,500	5,098
Mega First Corp. Bhd.	58,900	47,766
MISC Bhd.	64,900	118,059
MKH Bhd.	2,900	737
MKH Oil Palm East Kalimantan Bhd.	414	63
Mr. DIY Group M Bhd.(1)	192,500	70,392
Muhibbah Engineering M Bhd.	2,000	242
Naim Holdings Bhd.(2)	4,300	818
Nestle Malaysia Bhd.	4,700	121,653
OCK Group Bhd.	7,100	714
OSK Holdings Bhd.	9,900	3,312
Padini Holdings Bhd.	9,450	4,120
Paramount Corp. Bhd.	3,400	848
Pecca Group Bhd.	59,800	22,430
Pentamaster Corp. Bhd.(2)	2,000	1,846
Perak Transit Bhd.	8,349	526
Petronas Chemicals Group Bhd.	100,800	73,238
Petronas Dagangan Bhd.	26,700	128,202
Petronas Gas Bhd.	48,400	205,205
Poh Huat Resources Holdings Bhd.	2,800	617
PPB Group Bhd.	25,800	68,749
Press Metal Aluminium Holdings Bhd.	188,200	305,833
Public Bank Bhd.	617,000	649,821
QL Resources Bhd.	80,325	78,753
Ranhill Utilities Bhd.(2)	83,848	36,585
RHB Bank Bhd.	164,575	276,906
Sam Engineering & Equipment M Bhd.	2,400	2,209
Sarawak Oil Palms Bhd.	31,800	29,547
SD Guthrie Bhd.	140,700	177,487
Sime Darby Bhd.	293,900	138,910
Sime Darby Property Bhd.	421,600	142,031
SKP Resources Bhd.	150,100	21,458
SP Setia Bhd. Group	356,100	69,936
Sports Toto Bhd.	7,686	2,531
Sunway Bhd.	84,000	110,951
Supermax Corp. Bhd.(2)	249,651	22,326
Ta Ann Holdings Bhd.	26,400	27,220
Telekom Malaysia Bhd.	97,300	174,797
Tenaga Nasional Bhd.	297,500	949,526
Thong Guan Industries Bhd.	2,400	687
TIME dotCom Bhd.	58,200	73,934
Tiong NAM Logistics Holdings Bhd.(2)	27,572	5,372
Tropicana Corp. Bhd.(2)	4,807	1,313
TSH Resources Bhd.	77,200	24,304
Uchi Technologies Bhd.	7,500	5,626
UEM Sunrise Bhd.	100,000	14,431
Unisem M Bhd.	51,700	40,604

United Plantations Bhd.	26,250	179,368
Vantris Energy Bhd.(2)	2,160	200
Velesto Energy Bhd.	1,303,300	72,674
ViTrox Corp. Bhd.	8,000	8,072
VS Industry Bhd.	573,652	62,671
Wasco Bhd.	16,200	3,843
WCT Holdings Bhd.(2)	295,846	44,805
Westports Holdings Bhd.	39,054	50,688
YTL Corp. Bhd.	99,696	51,497
YTL Power International Bhd.(1)	196,800	155,535
		11,731,261
Mexico — 2.1%
Alfa SAB de CV, Class A	505,598	398,378
Alpek SAB de CV(1)(2)	45,690	22,694
America Movil SAB de CV, ADR(1)	49,125	1,133,805
Arca Continental SAB de CV(1)	6,800	69,404
Banco del Bajio SA	227,077	592,353
Becle SAB de CV(1)	4,400	5,289
Cemex SAB de CV, ADR	102,939	1,110,712
Coca-Cola Femsa SAB de CV	15,045	130,539
Consorcio ARA SAB de CV	4,900	924
Controladora Alpek SAB de CV(1)(2)	792,969	122,189
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	29,112	212,518
Corp. Inmobiliaria Vesta SAB de CV(1)	130,600	406,765
Fomento Economico Mexicano SAB de CV, ADR	3,506	336,366
GCC SAB de CV(1)	30,855	304,655
Gentera SAB de CV	306,649	715,643
Gruma SAB de CV, B Shares(1)	26,332	466,281
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	5,632	605,778
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,296	545,277
Grupo Aeroportuario del Sureste SAB de CV, ADR	788	237,937
Grupo Bimbo SAB de CV, Series A(1)	43,000	136,112
Grupo Carso SAB de CV, Series A1(1)	23,000	158,264
Grupo Comercial Chedraui SA de CV(1)	29,017	208,451
Grupo Financiero Banorte SAB de CV, Class O	193,496	1,844,984
Grupo Financiero Inbursa SAB de CV, Class O(1)	162,050	382,523
Grupo GICSA SAB de CV(2)	8,000	1,268
Grupo Industrial Saltillo SAB de CV(2)	1,789	1,246
Grupo Mexico SAB de CV, Series B	143,394	1,252,866
Grupo Televisa SAB, ADR(1)	72,247	195,789
Industrias Penoles SAB de CV(2)	23,820	1,002,207
Kimberly-Clark de Mexico SAB de CV, A Shares(1)	161,800	342,414
La Comer SAB de CV(1)	66,456	148,156
Megacable Holdings SAB de CV	268,213	757,257
Nemak SAB de CV(2)	615,840	130,901
Ollamani SAB(2)	13,476	44,594
Promotora de Hoteles Norte 19 SAB de CV(2)	1,300	472
Promotora y Operadora de Infraestructura SAB de CV	12,615	173,540
Qualitas Controladora SAB de CV(1)	35,900	358,431
Regional SAB de CV	26,600	197,876
Wal-Mart de Mexico SAB de CV(1)	131,797	444,917
		15,199,775
Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	52,265	1,295,127
Credicorp Ltd.	3,329	856,252

Intercorp Financial Services, Inc.	910	36,664
Southern Copper Corp.	4,528	610,306
		2,798,349
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	79,690	37,046
Aboitiz Power Corp.	12,100	8,855
ACEN Corp.	44,822	1,920
Alliance Global Group, Inc.	166,000	19,913
Ayala Corp.	13,920	112,777
Ayala Land, Inc.	928,900	322,687
AyalaLand Logistics Holdings Corp.(2)	17,000	383
Bank of the Philippine Islands	81,108	161,112
BDO Unibank, Inc.	181,937	406,709
Cebu Air, Inc.(2)	6,390	3,390
Century Pacific Food, Inc.	223,200	153,816
Converge Information & Communications Technology Solutions, Inc.	468,000	124,623
Cosco Capital, Inc.	51,700	6,182
DigiPlus Interactive Corp.	187,600	78,544
DMCI Holdings, Inc.	574,500	102,787
DoubleDragon Corp.(2)	2,700	436
East West Banking Corp.	5,400	1,057
Filinvest Land, Inc.	41,000	532
First Gen Corp.	22,000	6,293
Ginebra San Miguel, Inc.	1,300	6,442
Global Ferronickel Holdings, Inc.(2)	171,000	3,499
Globe Telecom, Inc.	1,865	50,968
International Container Terminal Services, Inc.	55,840	516,909
JG Summit Holdings, Inc.	230,403	85,638
Jollibee Foods Corp.	36,470	117,533
LT Group, Inc.	95,500	24,523
Manila Electric Co.	22,390	225,969
Manila Water Co., Inc.	73,600	48,197
Megaworld Corp.	712,000	24,660
Metropolitan Bank & Trust Co.	254,700	286,647
Monde Nissin Corp.	76,200	7,942
Nickel Asia Corp.	273,100	17,000
Petron Corp.	75,000	3,069
PLDT, Inc., ADR	8,087	180,664
Puregold Price Club, Inc.	221,400	158,683
Robinsons Land Corp.	81,300	22,099
Robinsons Retail Holdings, Inc.	22,090	12,423
Security Bank Corp.	98,660	116,127
Semirara Mining & Power Corp.	244,600	121,319
Shell Pilipinas Corp.(2)	1,600	164
SM Investments Corp.	5,725	72,264
SM Prime Holdings, Inc.	695,700	273,106
Synergy Grid & Development Phils, Inc.	162,300	44,281
Universal Robina Corp.	106,350	114,330
Vista Land & Lifescapes, Inc.(2)	62,800	1,070
Wilcon Depot, Inc.	81,300	9,819
		4,094,407
Poland — 1.4%
Alior Bank SA	16,584	469,568
Allegro.eu SA(2)	23,007	202,186
AmRest Holdings SE	2,830	11,046

Asseco Poland SA	3,041	162,233
Bank Handlowy w Warszawie SA	1,613	45,705
Bank Millennium SA(2)	111,365	476,304
Bank Polska Kasa Opieki SA	15,293	839,095
Benefit Systems SA(2)	313	304,044
Budimex SA	1,197	205,042
CD Projekt SA	1,805	126,863
Cyfrowy Polsat SA(2)	7,422	23,218
Diagnostyka SA	3,380	157,962
Dino Polska SA(2)	31,380	351,022
Enea SA	30,056	165,734
Eurocash SA(2)	8,571	17,255
Grupa Azoty SA(1)(2)	11,398	58,908
Grupa Kety SA	1,963	517,497
Jastrzebska Spolka Weglowa SA(1)(2)	7,794	50,907
KGHM Polska Miedz SA(2)	10,705	620,958
KRUK SA	3,296	430,342
LPP SA(1)	96	447,517
Lubelski Wegiel Bogdanka SA(2)	109	608
mBank SA(2)	502	140,577
Mercator Medical SA(2)	146	1,552
Orange Polska SA	157,116	414,855
ORLEN SA	50,183	1,292,233
Pepco Group NV	37,235	273,155
PGE Polska Grupa Energetyczna SA(2)	110,971	300,139
PKP Cargo SA(2)	196	856
Powszechna Kasa Oszczednosci Bank Polski SA	39,300	833,290
Powszechny Zaklad Ubezpieczen SA	33,069	570,210
Santander Bank Polska SA	1,307	184,458
Tauron Polska Energia SA(2)	68,486	177,971
Text SA	2,426	27,944
XTB SA(1)	5,858	113,336
Zabka Group SA(2)	41,920	267,493
		10,282,083
Qatar — 0.0%
Qatar National Bank QPSC	19,000	94,437
Russia(3) — 0.0%
Gazprom PJSC(2)	309,544	1
Globaltrans Investment PLC, GDR(2)	19,562	2
GMK Norilskiy Nickel PAO(2)	84,900	1
LUKOIL PJSC(2)	14,461	—
Magnit PJSC(2)	1,613	—
Mechel PJSC(2)	7,372	—
MMC Norilsk Nickel PJSC, ADR(2)	3	—
Mobile TeleSystems PJSC, ADR(2)	11,495	1
Novatek PJSC(2)	8,700	—
Novolipetsk Steel PJSC(2)	60,580	—
O'Key Group SA, GDR(2)	1,578	—
PhosAgro PJSC(2)	2,275	—
PhosAgro PJSC, GDR(2)	44	—
PhosAgro PJSC, GDR(2)	2	—
Ros Agro PLC, GDR(2)	3,053	—
Rosneft Oil Co. PJSC(2)	36,427	—
Severstal PAO, GDR(2)	6,837	1
Tatneft PJSC(2)	61,368	—

VK IPJSC, GDR(2)	87	—
VTB Bank PJSC(2)	77,279	—
X5 Retail Group NV, GDR(2)	2,570	—
		6
Saudi Arabia — 0.7%
Al Rajhi Bank	26,000	665,028
Al Rajhi Co. for Co-operative Insurance(2)	536	12,379
Amlak International Finance Co.(2)	7,232	22,695
Arabian Centres Co.	41,718	221,870
Arabian Drilling Co.	2,380	58,267
Arriyadh Development Co.	1,988	14,003
Bank AlBilad	47,576	332,555
Bank Al-Jazira(2)	48,952	151,014
Bupa Arabia for Cooperative Insurance Co.	1,686	66,079
Co. for Cooperative Insurance	4,344	139,568
Dar Al Arkan Real Estate Development Co.(2)	19,646	82,076
Derayah Financial Co.	4,334	33,375
Etihad GO Telecom Co.	1,907	45,844
Rasan Information Technology Co.(2)	3,331	101,415
Riyad Bank	51,785	356,204
Saudi Arabian Oil Co.	100,000	656,773
Saudi Awwal Bank	51,756	422,889
Saudi Basic Industries Corp.	25,279	371,761
Saudi Investment Bank	22,101	76,384
Saudi National Bank	34,977	344,256
Saudi Research & Media Group(2)	1,019	38,729
Saudi Tadawul Group Holding Co.	1,360	61,035
Saudi Telecom Co.	27,051	307,861
SHL Finance Co.(2)	5,213	24,996
United International Holding Co.(2)	766	31,951
		4,639,007
Singapore — 0.0%
Super Hi International Holding Ltd.(1)(2)	7,200	13,368
South Africa — 4.0%
Absa Group Ltd.	99,028	1,206,404
AECI Ltd.	29,722	153,243
African Rainbow Minerals Ltd.(1)	20,993	219,229
Alexander Forbes Group Holdings Ltd.	4,775	2,381
Anglogold Ashanti PLC (New York)	12,830	1,099,274
Aspen Pharmacare Holdings Ltd.	26,280	145,982
Astral Foods Ltd.	7,387	108,914
AVI Ltd.	49,814	301,598
Bid Corp. Ltd.	14,383	343,818
Bidvest Group Ltd.	15,569	209,015
Capitec Bank Holdings Ltd.	3,282	744,485
City Lodge Hotels Ltd.(1)	2,646	731
Clicks Group Ltd.	23,186	471,508
Coronation Fund Managers Ltd.	43,348	122,077
Curro Holdings Ltd.	45,943	36,189
DataTec Ltd.	43,710	206,973
Dis-Chem Pharmacies Ltd.	70,189	142,472
Discovery Ltd.	27,565	354,330
E Media Holdings Ltd.(1)	18,968	2,130
Exxaro Resources Ltd.	40,015	406,182
Famous Brands Ltd.	293	971

FirstRand Ltd.	202,729	967,452
Fortress Real Estate Investments Ltd., Class B	203,722	307,220
Foschini Group Ltd.	66,389	325,192
Gold Fields Ltd., ADR	49,504	2,123,227
Harmony Gold Mining Co. Ltd., ADR	49,229	967,842
Impala Platinum Holdings Ltd.	93,635	1,178,408
Investec Ltd.(1)	18,763	134,285
KAL Group Ltd.	177	481
KAP Ltd.(2)	178,079	17,489
Kumba Iron Ore Ltd.	10,085	196,718
Lewis Group Ltd.	508	2,490
Life Healthcare Group Holdings Ltd.	77,566	49,102
Metair Investments Ltd.(2)	1,914	587
Momentum Group Ltd.	221,197	468,749
Motus Holdings Ltd.	28,124	187,592
Mpact Ltd.	965	1,137
Mr. Price Group Ltd.	27,419	336,830
MTN Group Ltd.	180,554	1,668,794
Naspers Ltd., N Shares	16,165	1,011,289
Nedbank Group Ltd.	39,590	592,615
NEPI Rockcastle NV(2)	68,855	589,475
Netcare Ltd.	295,935	265,368
Ninety One Ltd.	25,549	69,644
Northam Platinum Holdings Ltd.	42,883	764,890
Oceana Group Ltd.	464	1,435
Old Mutual Ltd.	883,166	719,710
Omnia Holdings Ltd.	38,217	171,128
OUTsurance Group Ltd.	74,531	316,250
Pepkor Holdings Ltd.	56,274	86,145
PPC Ltd.	125,428	39,908
Raubex Group Ltd.(1)	2,320	5,463
Reinet Investments SCA	19,998	676,892
Remgro Ltd.	77,548	788,164
RFG Holdings Ltd.	1,040	1,360
Sanlam Ltd.	102,134	548,136
Santam Ltd.	4,100	100,405
Sappi Ltd.(1)	171,105	224,194
Sasol Ltd., ADR(1)(2)	122,979	799,364
Shoprite Holdings Ltd.	38,318	614,845
Sibanye Stillwater Ltd., ADR(2)	118,379	1,577,992
Southern Sun Ltd.	3,866	2,116
SPAR Group Ltd.(2)	42,312	256,748
Standard Bank Group Ltd.	71,922	1,111,828
Sun International Ltd.	37,424	85,829
Telkom SA SOC Ltd.	97,821	285,341
Thungela Resources Ltd.	38,104	180,479
Tiger Brands Ltd.(1)	16,370	344,007
Tsogo Sun Ltd.	3,616	1,493
Valterra Platinum Ltd.	12,591	874,390
Vodacom Group Ltd.(1)	50,427	395,407
Woolworths Holdings Ltd.	18,050	59,676
Zeda Ltd.	24,857	19,745
Zeder Investments Ltd.(1)	8,750	644
		28,793,876

South Korea — 12.6%
Able C&C Co. Ltd.	5,008	33,398
Advanced Process Systems Corp.	1,624	21,454
Aekyung Industrial Co. Ltd.	1,099	10,379
Agabang & Co.(2)	2,113	6,566
Alteogen, Inc.(2)	691	251,265
Amorepacific Corp.	893	75,643
Amorepacific Holdings Corp.	1,483	28,750
Ananti, Inc.(2)	12,188	63,908
APR Corp.(2)	2,215	385,250
Aprogen, Inc.(2)	145	71
Asiana Airlines, Inc.(2)	11,655	65,361
BGF Co. Ltd.	616	1,694
BGF retail Co. Ltd.	2,080	153,521
BH Co. Ltd.	7,962	97,437
Binggrae Co. Ltd.	616	30,744
BNK Financial Group, Inc.	42,164	432,758
Boditech Med, Inc.	953	9,069
Bukwang Pharmaceutical Co. Ltd.	694	1,897
Byucksan Corp.	2,612	3,047
Caregen Co. Ltd.	845	50,203
Celltrion Pharm, Inc.(2)	290	12,250
Celltrion, Inc.	3,944	499,176
Cheil Worldwide, Inc.	9,040	139,405
Cheryong Electric Co. Ltd.	636	15,183
Chong Kun Dang Pharmaceutical Corp.	1,678	100,024
Chongkundang Holdings Corp.	42	1,403
Chunbo Co. Ltd.(2)	75	2,926
CJ CGV Co. Ltd.(2)	16,596	64,631
CJ CheilJedang Corp.	1,797	256,685
CJ Corp.	2,466	295,417
CJ ENM Co. Ltd.(2)	3,381	146,287
CJ Logistics Corp.	2,468	153,615
Classys, Inc.	1,624	64,953
CMG Pharmaceutical Co. Ltd.(2)	803	1,104
Com2uSCorp	114	2,421
Cosmax, Inc.	1,243	140,479
COSON Co. Ltd.(2)	179	1
Coway Co. Ltd.	7,144	418,935
COWELL FASHION Co. Ltd.(2)	549	767
CrystalGenomics Invites Co. Ltd.(2)	1,166	1,203
Cuckoo Homesys Co. Ltd.	704	11,934
Daea TI Co. Ltd.(2)	824	2,305
Daeduck Electronics Co. Ltd.	6,484	218,099
Daesang Corp.	6,004	86,354
Daewon Pharmaceutical Co. Ltd.	395	3,398
Daewoo Engineering & Construction Co. Ltd.(2)	26,080	62,515
Daewoong Co. Ltd.	2,806	45,734
Daewoong Pharmaceutical Co. Ltd.	323	38,827
Daishin Securities Co. Ltd.	4,161	76,792
Daol Investment & Securities Co. Ltd.	5,885	13,908
Daou Data Corp.	2,016	23,343
Daou Technology, Inc.	4,238	103,470
Dawonsys Co. Ltd.(2)	62	144
DB HiTek Co. Ltd.	4,981	215,875

DB Insurance Co. Ltd.	3,829	325,198
DB Securities Co. Ltd.	1,678	12,000
Dentium Co. Ltd.	478	17,015
DI Dong Il Corp.	1,429	19,153
DIO Corp.(2)	562	6,478
DL E&C Co. Ltd.	3,996	109,721
DL Holdings Co. Ltd.	2,862	76,482
Dong-A Socio Holdings Co. Ltd.	125	9,747
Dong-A ST Co. Ltd.	235	8,667
Dongjin Semichem Co. Ltd.	4,044	99,927
DongKook Pharmaceutical Co. Ltd.	415	5,298
Dongkuk CM Co. Ltd.	3,531	13,021
Dongkuk Holdings Co. Ltd.	1,881	9,545
Dongkuk Steel Mill Co. Ltd.	5,859	33,127
Dongsuh Cos., Inc.	1,309	24,447
Dongwha Enterprise Co. Ltd.(2)	1,985	12,504
Dongwha Pharm Co. Ltd.	1,215	5,183
Dongwon Development Co. Ltd.	641	1,150
Dongwon Industries Co. Ltd.	2,097	64,934
Dongwon Systems Corp.	1,115	21,169
Doosan Bobcat, Inc.(2)	5,079	191,271
Doosan Co. Ltd.	193	115,486
Doosan Enerbility Co. Ltd.(2)	11,514	600,322
Doosan Fuel Cell Co. Ltd.(2)	10,079	218,999
Doosan Tesna, Inc.	1,960	60,046
DoubleUGames Co. Ltd.	1,011	36,266
Douzone Bizon Co. Ltd.	1,500	95,377
Dreamtech Co. Ltd.	3,650	17,662
Echo Marketing, Inc.	366	2,774
Ecopro BM Co. Ltd.(2)	3,490	357,001
Ecopro Co. Ltd.	1,652	95,266
E-MART, Inc.	4,052	215,846
ENF Technology Co. Ltd.	240	7,327
Eo Technics Co. Ltd.	446	78,379
Eoflow Co. Ltd.(2)	486	246
Eugene Corp.	3,001	7,167
Eugene Investment & Securities Co. Ltd.	12,570	29,838
Eugene Technology Co. Ltd.	502	27,436
F&F Co. Ltd.	3,455	171,193
F&F Holdings Co. Ltd.	27	379
Genexine, Inc.(2)	105	370
Giantstep, Inc.(2)	170	555
GOLFZON Co. Ltd.	964	39,643
Gradiant Corp.	604	4,953
Grand Korea Leisure Co. Ltd.	2,462	24,308
Green Cross Holdings Corp.	435	4,803
GS Engineering & Construction Corp.	9,964	131,312
GS Holdings Corp.	10,616	407,903
GS P&L Co. Ltd.(2)	1,215	37,892
GS Retail Co. Ltd.	5,125	75,200
HAESUNG DS Co. Ltd.	1,458	48,700
Han Kuk Carbon Co. Ltd.	9,743	181,131
Hana Financial Group, Inc.	33,391	2,124,500
Hana Materials, Inc.	919	28,469
Hana Tour Service, Inc.	2,000	64,350

Handsome Co. Ltd.	2,251	23,851
Hanil Cement Co. Ltd.	4,766	57,082
Hanjin Kal Corp.	1,137	79,593
Hanjin Logistics Corp.	337	4,542
Hankook & Co. Co. Ltd.	5,320	108,089
Hankook Shell Oil Co. Ltd.	40	12,666
Hankook Tire & Technology Co. Ltd.	10,703	447,914
Hanmi Pharm Co. Ltd.	392	121,791
Hanmi Science Co. Ltd.(2)	1,621	42,894
Hanmi Semiconductor Co. Ltd.	2,620	221,185
Hanon Systems(2)	32,794	84,185
Hansae Co. Ltd.	3,078	27,047
Hansol Chemical Co. Ltd.	375	60,990
Hansol Paper Co. Ltd.	1,067	6,122
Hansol Technics Co. Ltd.	1,045	4,379
Hanwha Aerospace Co. Ltd.	1,807	1,048,940
Hanwha Corp.	7,191	389,418
Hanwha Corp., Preference Shares	729	17,857
Hanwha Galleria Corp.(2)	4,395	3,213
Hanwha General Insurance Co. Ltd.(2)	20,132	71,987
Hanwha Investment & Securities Co. Ltd.(2)	17,784	59,459
Hanwha Life Insurance Co. Ltd.(2)	50,857	104,283
Hanwha Ocean Co. Ltd.(2)	3,322	243,847
Hanwha Solutions Corp.	7,663	146,188
Hanwha Systems Co. Ltd.	2,295	72,240
Harim Holdings Co. Ltd.	7,758	44,350
HD Hyundai Co. Ltd.	8,290	1,110,522
HD Hyundai Construction Equipment Co. Ltd.	1,040	66,541
HD Hyundai Electric Co. Ltd.	2,052	1,087,081
HD Hyundai Heavy Industries Co. Ltd.	1,469	535,991
HD Hyundai Infracore Co. Ltd.(2)	30,296	302,009
HD HYUNDAI MIPO	1,282	194,394
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,919	1,094,717
HDC Holdings Co. Ltd.	1,750	20,754
HDC Hyundai Development Co-Engineering & Construction, E Shares	8,404	112,376
Hite Jinro Co. Ltd.	7,717	98,827
HL Holdings Corp.(2)	590	19,042
HL Mando Co. Ltd.	7,097	225,480
HLB Global Co. Ltd.(2)	807	1,236
HLB, Inc.(2)	2,476	79,203
HMM Co. Ltd.	32,234	420,527
HPSP Co. Ltd.	3,911	80,803
HS Hyosung Advanced Materials Corp.	537	72,107
HS Hyosung Corp.(2)	149	6,354
HS Industries Co. Ltd.	1,315	3,453
Hugel, Inc.(2)	376	58,587
Humasis Co. Ltd.(2)	24,352	20,342
Humedix Co. Ltd.	1,466	45,818
Huons Co. Ltd.	129	2,510
Huons Global Co. Ltd.	141	5,247
Hwa Shin Co. Ltd.	3,147	17,467
Hwaseung Enterprise Co. Ltd.	315	1,074
HYBE Co. Ltd.(2)	1,078	220,267
Hyosung Chemical Corp.(2)	216	1,428
Hyosung Corp.	2,581	229,992

Hyosung Heavy Industries Corp.	343	445,810
Hyosung TNC Corp.	842	127,104
Hyundai Autoever Corp.	426	58,574
HYUNDAI Corp.	337	5,091
Hyundai Department Store Co. Ltd.	3,666	227,882
Hyundai Elevator Co. Ltd.	1,340	79,306
Hyundai Engineering & Construction Co. Ltd.	6,782	309,861
Hyundai Futurenet Co. Ltd.	2,521	5,408
Hyundai GF Holdings	8,292	45,318
Hyundai Glovis Co. Ltd.	7,479	837,841
Hyundai Home Shopping Network Corp.	644	24,008
Hyundai Marine & Fire Insurance Co. Ltd.(2)	11,766	240,988
Hyundai Mobis Co. Ltd.	2,842	599,275
Hyundai Motor Co.	11,254	2,004,298
Hyundai Rotem Co. Ltd.	2,746	328,850
Hyundai Steel Co.	18,563	382,428
Hyundai Wia Corp.	4,198	177,792
ICD Co. Ltd.(2)	1,590	4,296
Iljin Diamond Co. Ltd.	93	784
Iljin Electric Co. Ltd.	4,548	170,368
Ilyang Pharmaceutical Co. Ltd.	2,125	18,856
iM Financial Group Co. Ltd.	25,554	249,078
iMarketKorea, Inc.	2,108	11,397
Industrial Bank of Korea	43,024	602,253
Innocean Worldwide, Inc.	2,711	33,456
Innox Advanced Materials Co. Ltd.	2,944	48,326
Inscobee, Inc.(2)	756	381
Insun ENT Co. Ltd.(2)	1,650	4,732
Interflex Co. Ltd.(2)	276	2,036
INTOPS Co. Ltd.	2,663	26,166
IS Dongseo Co. Ltd.	2,292	27,865
IsuPetasys Co. Ltd.	3,959	389,481
JB Financial Group Co. Ltd.	18,874	310,130
Jeil Pharmaceutical Co. Ltd.(2)	24	245
Jin Air Co. Ltd.(2)	3,532	16,119
Jusung Engineering Co. Ltd.	6,544	122,384
JW Holdings Corp.	418	1,044
JW Pharmaceutical Corp.	2,496	44,268
JYP Entertainment Corp.	1,575	73,164
Kakao Corp.	10,091	404,129
Kakao Games Corp.(2)	699	7,438
KakaoBank Corp.	10,319	152,357
Kakaopay Corp.(2)	1,481	50,264
Kangwon Land, Inc.	4,323	52,961
KB Financial Group, Inc., ADR	20,888	1,777,360
KC Co. Ltd.	435	7,439
KC Tech Co. Ltd.	493	13,437
KCC Corp.	631	179,486
KCC Glass Corp.	1,172	21,896
KEPCO Engineering & Construction Co., Inc.	229	14,368
KEPCO Plant Service & Engineering Co. Ltd.	1,697	61,636
KG Dongbusteel	14,012	51,629
KG Eco Solution Co. Ltd.	2,450	9,640
Kginicis Co. Ltd.	1,731	12,655
KH FEELUX Co. Ltd.(2)	670	—

KH Vatec Co. Ltd.	1,906	15,158
Kia Corp.	21,827	1,695,947
KISCO Corp.(2)	1,358	9,316
KIWOOM Securities Co. Ltd.	2,424	451,833
KMW Co. Ltd.(2)	276	2,842
Kolmar BNH Co. Ltd.	169	1,512
Kolmar Korea Co. Ltd.(2)	626	28,448
Kolon Industries, Inc.	4,414	122,803
Komipharm International Co. Ltd.(2)	203	861
Korea Aerospace Industries Ltd.	3,982	295,962
Korea Circuit Co. Ltd.(2)	1,642	35,118
Korea Electric Power Corp., ADR(1)	20,470	372,759
Korea Electric Terminal Co. Ltd.	1,846	77,886
Korea Gas Corp.	4,155	117,429
Korea Investment Holdings Co. Ltd.	8,268	903,982
Korea Line Corp.(2)	28,143	32,859
Korea Petrochemical Ind Co. Ltd.	318	30,747
Korea Real Estate Investment & Trust Co. Ltd.	3,951	3,542
Korea United Pharm, Inc.	247	3,294
Korean Air Lines Co. Ltd.	34,122	508,785
Korean Reinsurance Co.	41,775	329,388
Krafton, Inc.(2)	1,412	247,977
KT Skylife Co. Ltd.	1,686	6,144
Kum Yang Co. Ltd.(2)	2,158	7,264
Kumho Petrochemical Co. Ltd.	2,434	193,921
Kumho Tire Co., Inc.(2)	23,563	94,168
Kwang Dong Pharmaceutical Co. Ltd.	671	2,743
Kyobo Securities Co. Ltd.	138	859
Kyung Dong Navien Co. Ltd.	1,521	61,443
LB Semicon, Inc.(2)	1,686	5,157
LEENO Industrial, Inc.	3,190	148,675
LF Corp.	3,890	46,851
LG Chem Ltd.	2,669	680,140
LG Corp.	5,769	309,951
LG Display Co. Ltd., ADR(2)	93,221	403,647
LG Electronics, Inc.	14,467	844,271
LG Energy Solution Ltd.(2)	1,763	490,592
LG H&H Co. Ltd.	1,026	193,289
LG HelloVision Co. Ltd.(2)	1,238	1,954
LG Innotek Co. Ltd.	2,555	413,272
LG Uplus Corp.	51,640	529,290
LIG Nex1 Co. Ltd.	1,606	419,652
LigaChem Biosciences, Inc.(2)	1,071	141,372
Lotte Chemical Corp.	1,486	73,141
Lotte Chilsung Beverage Co. Ltd.	1,206	98,365
Lotte Corp.	6,249	116,922
Lotte Energy Materials Corp.(2)	319	8,517
LOTTE Fine Chemical Co. Ltd.	4,744	147,616
LOTTE Himart Co. Ltd.	116	599
Lotte Innovate Co. Ltd.	464	6,181
Lotte Rental Co. Ltd.	4,409	96,272
Lotte Shopping Co. Ltd.	2,429	118,258
Lotte Wellfood Co. Ltd.	557	45,886
LS Corp.	3,242	395,847
LS Electric Co. Ltd.	817	256,461

LVMC Holdings(2)	14,008	15,433
LX Hausys Ltd.	634	13,159
LX Holdings Corp.	3,787	20,560
LX International Corp.	9,238	198,502
LX Semicon Co. Ltd.	2,539	89,534
Maeil Dairies Co. Ltd.	252	6,021
Mcnex Co. Ltd.	2,204	40,682
MegaStudyEdu Co. Ltd.	1,482	44,642
Meritz Financial Group, Inc.	6,354	470,606
Mirae Asset Life Insurance Co. Ltd.(2)	2,237	14,185
Mirae Asset Securities Co. Ltd.	26,938	401,518
Misto Holdings Corp.	4,154	120,950
Miwon Commercial Co. Ltd.	26	2,656
Myoung Shin Industrial Co. Ltd.(2)	9,928	58,121
Namhae Chemical Corp.	960	4,299
Namsun Aluminum Co. Ltd.(2)	4,341	3,109
NAVER Corp.	4,855	808,403
NCSoft Corp.	813	116,348
Neowiz(2)	1,144	19,671
NEPES Corp.(2)	2,001	23,559
Netmarble Corp.	1,462	52,832
Nexen Tire Corp.	6,561	33,230
NH Investment & Securities Co. Ltd.	21,461	302,285
NHN Corp.	2,154	48,364
NHN KCP Corp.	1,223	13,605
NICE Holdings Co. Ltd.(2)	1,626	14,995
NICE Information Service Co. Ltd.	1,931	22,577
NongShim Co. Ltd.	507	154,538
OCI Co. Ltd.	124	5,041
OCI Holdings Co. Ltd.	3,336	236,960
OptoElectronics Solutions Co. Ltd.(2)	81	685
Orion Corp.	2,206	158,654
Orion Holdings Corp.	4,385	60,573
Otoki Corp.	415	109,989
Pan Ocean Co. Ltd.	74,389	191,165
Paradise Co. Ltd.	5,924	68,746
Park Systems Corp.	544	87,931
Partron Co. Ltd.	7,816	36,880
People & Technology, Inc.	3,121	87,427
Peptron, Inc.(2)	542	125,700
PI Advanced Materials Co. Ltd.	1,520	17,271
Pond Group Co. Ltd.	316	1,777
Poongsan Corp.	1,383	93,560
POSCO Future M Co. Ltd.(2)	2,385	335,787
POSCO Holdings, Inc., ADR	19,012	1,009,157
Posco International Corp.	6,485	236,505
PSK, Inc.	3,362	68,254
Pulmuone Co. Ltd.	627	5,779
Rainbow Robotics(2)	75	22,278
S-1 Corp.	2,950	150,776
Sam Chun Dang Pharm Co. Ltd.	485	71,673
Samchully Co. Ltd.	65	5,365
Samjin Pharmaceutical Co. Ltd.	249	3,524
Samsung Biologics Co. Ltd.(2)	318	348,610
Samsung C&T Corp.	2,826	433,958

Samsung Card Co. Ltd.	448	16,743
Samsung E&A Co. Ltd.	30,634	533,878
Samsung Electro-Mechanics Co. Ltd.	3,938	675,131
Samsung Electronics Co. Ltd., GDR	8,405	14,581,029
Samsung Episholdings Co. Ltd.(2)	170	49,590
Samsung Fire & Marine Insurance Co. Ltd.	2,082	683,059
Samsung Heavy Industries Co. Ltd.(2)	23,305	390,746
Samsung Life Insurance Co. Ltd.	6,365	663,794
Samsung Pharmaceutical Co. Ltd.(2)	723	674
Samsung SDI Co. Ltd.	2,380	486,344
Samsung SDS Co. Ltd.	3,082	353,810
Samsung Securities Co. Ltd.	13,295	714,269
Samwha Capacitor Co. Ltd.	200	4,253
Samyang Biopharmaceuticals Corp.(2)	187	8,469
Samyang Corp.	176	6,264
Samyang Foods Co. Ltd.	392	385,799
Samyang Holdings Corp.(2)	176	7,307
SD Biosensor, Inc.	3,414	22,020
SeAH Besteel Holdings Corp.	5,352	101,552
SeAH Steel Corp.	339	27,547
SeAH Steel Holdings Corp.	253	24,340
Sebang Global Battery Co. Ltd.	1,135	51,757
Seegene, Inc.	4,156	72,778
Seobu T&D	2,019	15,168
Seoul Semiconductor Co. Ltd.(2)	5,788	24,370
Seoul Viosys Co. Ltd.(2)	377	624
Seoyon E-Hwa Co. Ltd.	2,819	23,966
SFA Engineering Corp.	912	13,691
SFA Semicon Co. Ltd.(2)	6,325	18,044
Shin Poong Pharmaceutical Co. Ltd.(2)	78	772
Shinhan Financial Group Co. Ltd., ADR	28,632	1,548,705
Shinsegae International, Inc.	1,719	12,134
Shinsegae, Inc.	2,080	308,192
Shinyoung Securities Co. Ltd.	132	12,592
SK Biopharmaceuticals Co. Ltd.(2)	1,017	96,993
SK Chemicals Co. Ltd.	1,075	52,222
SK Discovery Co. Ltd.	1,593	64,956
SK Gas Ltd.	126	20,500
SK Hynix, Inc.	33,941	12,294,083
SK IE Technology Co. Ltd.(2)	232	4,511
SK Innovation Co. Ltd.	3,859	302,509
SK Networks Co. Ltd.	27,148	84,508
SK oceanplant Co. Ltd.(2)	1,905	24,067
SK Securities Co. Ltd.	31,975	14,377
SK Telecom Co. Ltd., ADR(1)	12,034	242,966
SK, Inc.	3,032	548,764
SL Corp.	4,538	128,066
SM Entertainment Co. Ltd.	586	43,197
SNT Dynamics Co. Ltd.	3,449	99,525
SNT Motiv Co. Ltd.	2,310	48,891
S-Oil Corp.(2)	7,969	416,283
Songwon Industrial Co. Ltd.	1,219	7,590
Soop Co. Ltd.	200	9,420
Soulbrain Co. Ltd.	444	79,499
Soulbrain Holdings Co. Ltd.	101	2,835

SPC Samlip Co. Ltd.	100	3,547
STIC Investments, Inc.	700	5,221
Studio Dragon Corp.(2)	3,366	91,045
Suheung Co. Ltd.	280	4,373
Sun Kwang Co. Ltd.	157	2,071
Sung Kwang Bend Co. Ltd.	2,419	43,205
Sungwoo Hitech Co. Ltd.	10,589	48,848
Synopex, Inc.(2)	9,545	40,184
Taeyoung Engineering & Construction Co. Ltd.(2)	572	665
Taihan Cable & Solution Co. Ltd.(2)	2,248	34,057
TES Co. Ltd.	1,403	37,870
TK Corp.(2)	3,338	51,883
TKG Huchems Co. Ltd.	3,057	38,796
Tokai Carbon Korea Co. Ltd.	493	48,634
Tongyang Life Insurance Co. Ltd.(2)	13,306	61,398
Toptec Co. Ltd.	247	750
TY Holdings Co. Ltd.(2)	1,322	2,324
Unid Co. Ltd.	981	43,638
Value Added Technology Co. Ltd.	1,055	14,700
Vieworks Co. Ltd.	344	4,611
VT Co. Ltd.(2)	4,098	56,663
Webzen, Inc.	5,817	56,168
WiSoL Co. Ltd.	935	3,664
Wonik Holdings Co. Ltd.(2)	908	14,696
WONIK IPS Co. Ltd.	1,371	57,461
Wonik Materials Co. Ltd.	174	3,641
Wonik QnC Corp.	1,985	27,517
Woongjin Thinkbig Co. Ltd.	2,317	2,187
Woori Financial Group, Inc.	100,671	1,823,724
Woori Technology Investment Co. Ltd.(2)	6,780	39,246
Youngone Corp.	3,736	222,813
Youngone Holdings Co. Ltd.	1,095	123,875
Yuanta Securities Korea Co. Ltd.	8,160	20,724
Yuhan Corp.	2,263	188,384
Zinus, Inc.	380	3,112
		90,213,178
Taiwan — 21.1%
Abico Avy Co. Ltd.	35,550	51,732
Accton Technology Corp.	18,000	589,712
Acer Cyber Security, Inc.	3,000	16,180
Acer E-Enabling Service Business, Inc.	2,000	13,662
Acer, Inc.	62,000	53,922
ACES Electronic Co. Ltd.	27,514	55,000
Acon Holding, Inc.(2)	69,000	13,021
Acter Group Corp. Ltd.	24,000	533,977
ADATA Technology Co. Ltd.	96,000	545,636
Advanced Analog Technology, Inc.	2,000	3,295
Advanced Ceramic X Corp.	4,000	14,696
Advanced International Multitech Co. Ltd.	22,000	47,774
Advanced Power Electronics Corp.	16,000	47,579
Advanced Wireless Semiconductor Co.(1)	27,000	89,346
Advancetek Enterprise Co. Ltd.(1)	69,000	72,956
Advantech Co. Ltd.	6,708	61,695
AGV Products Corp.	14,000	4,642
AIC, Inc.	6,000	57,684

Airtac International Group	12,046	347,462
Alchip Technologies Ltd.	7,000	740,103
Alcor Micro Corp.(2)	3,196	15,346
Alltek Technology Corp.	34,000	36,013
Alltop Technology Co. Ltd.	5,500	42,395
Alpha Networks, Inc.	26,773	25,403
Altek Corp.	29,654	41,214
Ambassador Hotel	11,000	15,264
Ampak Technology, Inc.	11,000	21,637
Ampire Co. Ltd.	2,000	1,623
AMPOC Far-East Co. Ltd.	3,324	9,969
AmTRAN Technology Co. Ltd.	68,827	33,290
Anji Technology Co. Ltd.(2)	25,099	27,724
Apacer Technology, Inc.	1,000	3,200
APAQ Technology Co. Ltd.	7,000	39,459
APCB, Inc.	2,000	815
Apex International Co. Ltd.(2)	18,934	13,309
Arcadyan Technology Corp.	44,000	257,019
Ardentec Corp.	128,000	373,585
Argosy Research, Inc.	18,155	96,904
ASE Technology Holding Co. Ltd., ADR	156,747	2,343,369
Asia Cement Corp.	189,000	233,850
Asia Metal Industries, Inc.	9,000	48,413
Asia Optical Co., Inc.	41,000	182,085
Asia Polymer Corp.	74,353	31,073
Asia Tech Image, Inc.	10,000	22,994
Asia Vital Components Co. Ltd.	23,910	1,052,611
ASPEED Technology, Inc.	1,000	234,436
Asustek Computer, Inc.	26,000	498,961
Aten International Co. Ltd.	2,000	4,099
Audix Corp.	1,000	2,121
AUO Corp.(1)(2)	701,640	260,033
AURAS Technology Co. Ltd.	5,000	143,065
Avalue Technology, Inc.	8,000	25,146
Axiomtek Co. Ltd.	7,000	17,290
Azurewave Technologies, Inc.	32,000	66,650
Bafang Yunji International Co. Ltd.	10,000	62,017
Bank of Kaohsiung Co. Ltd.	74,389	28,698
Basso Industry Corp.	17,000	17,994
BES Engineering Corp.(2)	172,249	79,393
Bioteque Corp.	8,000	32,004
Bizlink Holding, Inc.(1)	13,128	676,213
Bonny Worldwide Ltd.	5,000	25,298
Brave C&H Supply Co. Ltd.	5,000	10,763
Brighton-Best International Taiwan, Inc.	31,000	33,662
Brillian Network & Automation Integrated System Co. Ltd.	11,000	78,490
C Sun Manufacturing Ltd.	354	2,320
Capital Futures Corp.	13,801	21,959
Capital Securities Corp.	272,000	220,390
Career Technology MFG. Co. Ltd.(2)	55,023	28,302
Catcher Technology Co. Ltd.(1)	60,000	384,355
Cathay Financial Holding Co. Ltd.	1,014,893	2,077,765
Cayman Engley Industrial Co. Ltd.(2)	2,000	2,170
Celxpert Energy Corp.	18,000	22,646
Cenra, Inc.	14,500	15,762

Central Reinsurance Co. Ltd.	84,975	71,107
Century Iron & Steel Industrial Co. Ltd.	23,000	103,212
Chailease Holding Co. Ltd.	16,278	53,489
Chain Chon Industrial Co. Ltd.	41,000	13,405
ChainQui Construction Development Co. Ltd.(2)	2,200	1,066
Chaintech Technology Corp.	17,000	15,552
Champion Building Materials Co. Ltd.	22,500	6,502
Chang Hwa Commercial Bank Ltd.	863,984	556,423
Chang Wah Electromaterials, Inc.	78,000	111,815
Chang Wah Technology Co. Ltd.	62,000	80,561
Channel Well Technology Co. Ltd.	48,000	110,265
Charoen Pokphand Enterprise	24,000	109,403
CHC Healthcare Group	9,000	11,282
CHC Resources Corp.	17,000	38,586
Chen Full International Co. Ltd.	4,000	5,194
Chenbro Micom Co. Ltd.(1)	19,000	585,338
Cheng Loong Corp.	71,000	41,994
Cheng Mei Materials Technology Corp.(2)	93,789	39,779
Cheng Shin Rubber Industry Co. Ltd.	199,000	201,817
Cheng Uei Precision Industry Co. Ltd.	13,000	16,279
Chia Chang Co. Ltd.	5,000	6,076
Chia Hsin Cement Corp.	2,040	904
Chicony Electronics Co. Ltd.	63,000	241,224
Chicony Power Technology Co. Ltd.	16,000	49,871
Chien Kuo Construction Co. Ltd.	26,400	27,420
China Airlines Ltd.(1)	602,000	368,887
China Bills Finance Corp.	46,000	24,484
China Electric Manufacturing Corp.	28,000	11,163
China General Plastics Corp.	26,805	9,538
China Man-Made Fiber Corp.(2)	82,000	18,252
China Metal Products	44,000	39,570
China Motor Corp.	29,000	55,790
China Petrochemical Development Corp.(2)	464,690	121,971
China Steel Chemical Corp.	8,000	18,235
China Steel Corp.(1)	937,000	545,507
China Wire & Cable Co. Ltd.	22,000	26,296
Chinese Maritime Transport Ltd.	26,000	49,442
Ching Feng Home Fashions Co. Ltd.	1,025	684
Chin-Poon Industrial Co. Ltd.	81,000	80,561
Chipbond Technology Corp.	74,000	125,660
ChipMOS Technologies, Inc.	76,000	103,926
Chlitina Holding Ltd.	4,120	13,104
Chong Hong Construction Co. Ltd.	37,000	91,649
Chroma ATE, Inc.	18,000	471,057
Chun Yuan Steel Industry Co. Ltd.	122,000	79,144
Chung Hwa Pulp Corp.(2)	19,000	7,606
Chung-Hsin Electric & Machinery Manufacturing Corp.	95,000	453,094
Chunghwa Telecom Co. Ltd., ADR	19,679	822,779
Cleanaway Co. Ltd.	110,000	85,915
Clevo Co.	73,000	95,275
CMC Magnetics Corp.	163,280	49,301
Compal Electronics, Inc.	448,000	419,910
Compeq Manufacturing Co. Ltd.	217,000	577,458
Concord International Securities Co. Ltd.	65,135	31,386
Concord Securities Co. Ltd.	140,721	57,260

Continental Holdings Corp.	56,000	41,070
Contrel Technology Co. Ltd.	4,000	5,536
Coremax Corp.	8,731	19,076
Coretronic Corp.	17,000	50,678
Creative Sensor, Inc.	6,000	9,951
Cryomax Cooling System Corp.	1,578	2,184
CTBC Financial Holding Co. Ltd.	990,000	1,371,672
CviLux Corp.	14,000	33,322
CyberPower Systems, Inc.	12,000	77,961
DA CIN Construction Co. Ltd.	20,000	40,295
Darfon Electronics Corp.	36,000	36,231
Darwin Precisions Corp.	20,700	6,976
Daxin Materials Corp.	2,000	21,547
De Licacy Industrial Co. Ltd.	34,452	12,466
Delta Electronics, Inc.	60,000	1,788,628
Depo Auto Parts Ind Co. Ltd.	20,000	89,066
DFI, Inc.	10,000	19,866
Dimerco Express Corp.	13,102	33,164
DingZing Advanced Materials, Inc.	4,000	11,441
D-Link Corp.	42,000	21,329
DONPON PRECISION, Inc.(2)	7,000	9,551
Dyaco International, Inc.	1,050	753
E Ink Holdings, Inc.	24,000	147,196
E.Sun Financial Holding Co. Ltd.	814,544	788,118
Eastech Holding Ltd.	12,000	41,546
Eastern Media International Corp.	8,815	6,402
Eclat Textile Co. Ltd.(1)	16,000	223,925
ECOVE Environment Corp.	3,000	28,302
Edimax Technology Co. Ltd.	43,000	24,234
Edom Technology Co. Ltd.(2)	5,000	6,247
Elan Microelectronics Corp.	49,000	208,054
E-Lead Electronic Co. Ltd.	8,000	10,872
Elite Advanced Laser Corp.(1)	8,000	64,687
Elite Material Co. Ltd.	11,000	537,394
Elitegroup Computer Systems Co. Ltd.	35,000	23,471
eMemory Technology, Inc.	4,000	261,931
Emerging Display Technologies Corp.	25,000	16,639
Ennostar, Inc.(2)	124,325	127,753
EOI Investment Holdings Co. Ltd.	2,000	1,100
Eson Precision Ind Co. Ltd.	36,000	94,114
Eternal Materials Co. Ltd.	128,100	164,588
Eva Airways Corp.	489,000	531,961
Evergreen International Storage & Transport Corp.	73,000	135,733
Evergreen Marine Corp. Taiwan Ltd.(1)	171,800	984,076
EVERGREEN Steel Corp.	23,000	86,569
Everlight Chemical Industrial Corp.	65,000	38,172
Everlight Electronics Co. Ltd.	25,000	41,353
Excelsior Medical Co. Ltd.	23,846	62,399
Far Eastern Department Stores Ltd.	148,000	113,716
Far Eastern International Bank	489,938	196,848
Far Eastern New Century Corp.	585,000	526,114
Far EasTone Telecommunications Co. Ltd.	181,674	510,243
Faraday Technology Corp.	14,540	80,902
Farglory Land Development Co. Ltd.	27,000	52,009
Feedback Technology Corp.	1,240	4,557

Feng Hsin Steel Co. Ltd.	54,000	108,086
Feng TAY Enterprise Co. Ltd.	43,344	178,717
Firich Enterprises Co. Ltd.	9,918	7,330
First Financial Holding Co. Ltd.	785,875	691,654
First Insurance Co. Ltd.	50,000	44,707
First Steamship Co. Ltd.(2)	79,350	13,972
FIT Holding Co. Ltd.	6,000	5,001
Fitipower Integrated Technology, Inc.	10,693	48,420
Fittech Co. Ltd.(2)	253	719
FLEXium Interconnect, Inc.(2)	48,000	85,191
Flytech Technology Co. Ltd.	10,000	30,680
FocalTech Systems Co. Ltd.	30,000	50,703
Forcecon Tech Co. Ltd.	5,750	16,939
Forest Water Environment Engineering Co. Ltd.	16,512	19,335
Formosa Advanced Technologies Co. Ltd.	5,000	6,364
Formosa Chemicals & Fibre Corp.	110,000	117,251
Formosa International Hotels Corp.	7,000	42,620
Formosa Laboratories, Inc.	12,000	24,925
Formosa Petrochemical Corp.	10,000	16,685
Formosa Plastics Corp.	106,000	140,766
Formosa Sumco Technology Corp.	10,000	29,299
Formosa Taffeta Co. Ltd.	87,000	43,715
Formosan Rubber Group, Inc.	11,700	8,823
Formosan Union Chemical Corp.	54,000	28,841
Fortune Electric Co. Ltd.(1)	13,200	295,434
Founding Construction & Development Co. Ltd.	26,000	12,057
Foxconn Technology Co. Ltd.	111,000	231,711
Foxsemicon Integrated Technology, Inc.	7,000	67,217
Franbo Lines Corp.	12,966	8,584
Froch Enterprise Co. Ltd.	33,000	14,577
FSP Technology, Inc.	13,000	22,521
Fu Hua Innovation Co. Ltd.	148,319	92,233
Fubon Financial Holding Co. Ltd.	842,673	2,488,906
Fulgent Sun International Holding Co. Ltd.	9,437	33,456
Full Wang International Development Co. Ltd.	1,552	993
Fusheng Precision Co. Ltd.	19,000	147,269
Galaxy Software Services Corp.	5,250	20,116
GEM Services, Inc.	16,000	38,455
Gemtek Technology Corp.	82,000	68,572
General Interface Solution GIS Holding Ltd.(2)	40,000	54,626
Genesys Logic, Inc.	3,000	8,845
Genius Electronic Optical Co. Ltd.	23,000	328,674
GeoVision, Inc.	11,570	17,800
Getac Holdings Corp.	43,000	172,204
Giant Manufacturing Co. Ltd.	48,217	154,774
Giantplus Technology Co. Ltd.(2)	41,000	14,063
Gigabyte Technology Co. Ltd.	22,000	171,259
Global Lighting Technologies, Inc.	5,000	6,813
Global Mixed Mode Technology, Inc.	6,000	39,259
Global PMX Co. Ltd.	13,000	48,124
Global Unichip Corp.	4,000	289,786
Globalwafers Co. Ltd.	38,000	456,161
Globe Union Industrial Corp.	53,000	16,714
Gloria Material Technology Corp.	89,000	90,110
Gold Circuit Electronics Ltd.	35,100	711,638

Golden Long Teng Development Co. Ltd.	11,000	11,126
Goldsun Building Materials Co. Ltd.	75,990	86,148
Gordon Auto Body Parts	33,000	31,065
Gourmet Master Co. Ltd.	33,000	71,768
Grand Fortune Securities Co. Ltd.	54,269	20,947
Grand Pacific Petrochemical(1)(2)	134,857	47,752
Grand Process Technology Corp.	1,000	47,297
Grape King Bio Ltd.	17,000	69,646
Great Tree Pharmacy Co. Ltd.	5,290	17,212
Great Wall Enterprise Co. Ltd.	74,304	123,183
Greatek Electronics, Inc.	81,000	182,789
GTM Holdings Corp.	2,000	2,108
Hai Kwang Enterprise Corp.(1)(2)	48,552	21,837
Hannstar Board Corp.	81,076	279,919
HannStar Display Corp.(2)	252,000	59,332
HannsTouch Holdings Co.(2)	113,000	24,918
Hanpin Electron Co. Ltd.	15,000	21,820
Harmony Electronics Corp.	5,000	4,061
Heran Co. Ltd.	2,400	4,804
Highwealth Construction Corp.(1)	94,462	114,268
Hi-Lai Foods Co. Ltd.	4,000	20,150
HIM International Music, Inc.	8,000	24,568
Hiroca Holdings Ltd.	4,000	2,607
Hitron Technology, Inc.(2)	11,000	7,836
Ho Tung Chemical Corp.	146,000	38,264
Hocheng Corp.	66,140	37,353
Holy Stone Enterprise Co. Ltd.	38,500	129,042
Hon Hai Precision Industry Co. Ltd.	669,000	4,820,770
Hong Ho Precision Textile Co. Ltd.	21,000	12,258
Hong Pu Real Estate Development Co. Ltd.	40,000	33,277
Hong TAI Electric Industrial	19,000	21,196
Horizon Securities Co. Ltd.	19,080	6,359
Hota Industrial Manufacturing Co. Ltd.	2,147	3,959
Hotai Finance Co. Ltd.	21,780	44,292
Hotai Motor Co. Ltd.	29,180	568,269
Hsin Ba Ba Corp.	10,207	16,232
Hsing TA Cement Co.	2,000	998
HTC Corp.(1)(2)	106,000	169,051
Hu Lane Associate, Inc.	5,407	22,160
Hua Nan Financial Holdings Co. Ltd.	659,819	619,467
Huang Hsiang Construction Corp.	15,777	19,627
Hung Ching Development & Construction Co. Ltd.	2,000	1,786
Hung Sheng Construction Ltd.	82,920	53,778
Hwang Chang General Contractor Co. Ltd.(1)	14,518	28,922
IBF Financial Holdings Co. Ltd.	250,710	133,907
IEI Integration Corp.	5,000	10,788
IKKA Holdings Cayman Ltd.	7,334	17,820
In Win Development, Inc.	6,000	15,499
Infortrend Technology, Inc.	23,000	20,576
Innolux Corp.(1)	1,490,524	644,423
Inpaq Technology Co. Ltd.	6,853	17,774
Integrated Service Technology, Inc.	15,805	53,321
Interactive Digital Technologies, Inc.	8,000	19,646
International CSRC Investment Holdings Co.(2)	89,000	28,664
International Games System Co. Ltd.(1)	17,000	403,004

Inventec Corp.	79,000	110,014
Iron Force Industrial Co. Ltd.	8,296	28,061
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,494
ITE Technology, Inc.	24,000	92,342
ITEQ Corp.(1)	63,000	223,730
Jarllytec Co. Ltd.(1)	7,175	21,007
Jean Co. Ltd.	24,926	19,871
Jentech Precision Industrial Co. Ltd.	2,000	186,055
Jih Lin Technology Co. Ltd.	2,000	3,302
Jinan Acetate Chemical Co. Ltd.(1)	134,170	237,938
Johnson Health Tech Co. Ltd.	18,000	93,134
Joinsoon Electronics Manufacturing Co. Ltd.(2)	1,549	623
JPC connectivity, Inc.	9,000	41,306
JPP Holding Co. Ltd.	9,000	84,026
K Laser Technology, Inc.	2,000	977
Kaimei Electronic Corp.	28,400	84,868
Kedge Construction Co. Ltd.	14,840	42,101
KEE TAI Properties Co. Ltd.	42,630	15,091
Kenda Rubber Industrial Co. Ltd.	37,892	24,467
Kenturn Nano Tec Co. Ltd.	7,000	7,603
Kerry TJ Logistics Co. Ltd.	23,000	24,813
Keystone Microtech Corp.	5,000	68,443
KGI Financial Holding Co. Ltd.	683,527	343,296
KGI Financial Holding Co. Ltd., Preference Shares	80,081	19,674
KHGEARS International Ltd.	1,000	5,273
Kindom Development Co. Ltd.(1)	98,340	103,473
King Polytechnic Engineering Co. Ltd.	12,793	18,424
King Slide Works Co. Ltd.(1)	2,000	243,952
King Yuan Electronics Co. Ltd.(1)	260,000	1,904,381
Kinpo Electronics(1)	230,000	165,293
Kinsus Interconnect Technology Corp.	68,000	309,981
KMC Kuei Meng International, Inc.	2,000	5,820
KNH Enterprise Co. Ltd.	4,000	2,145
KS Terminals, Inc.	3,000	4,648
Kuang Hong Arts Management, Inc.	6,000	26,803
Kung Long Batteries Industrial Co. Ltd.	11,000	43,845
Kung Sing Engineering Corp.(2)	71,400	34,143
Kuo Toong International Co. Ltd.	9,000	16,374
Kuo Yang Construction Co. Ltd.(2)	25,000	15,387
L&K Engineering Co. Ltd.	46,918	683,170
Lanner Electronics, Inc.	18,180	42,514
Largan Precision Co. Ltd.	3,000	211,356
Lealea Enterprise Co. Ltd.(2)	23,920	4,606
Lelon Electronics Corp.	12,000	40,831
Lemtech Holdings Co. Ltd.	9,450	25,679
Li Peng Enterprise Co. Ltd.(2)	126,000	21,902
Lien Hwa Industrial Holdings Corp.	1,623	2,479
Life Travel & Tourist Service Co. Ltd.	7,000	25,001
Lingsen Precision Industries Ltd.(2)	32,000	20,615
Lintes Technology Co. Ltd.	4,000	11,470
Lion Travel Service Co. Ltd.	19,000	105,145
Lite-On Technology Corp.	136,000	691,007
Liton Technology Corp.	14,000	22,627
Long Bon International Co. Ltd.(2)	101,000	47,499
Long Da Construction & Development Corp.	2,000	2,102

Longchen Paper & Packaging Co. Ltd.(2)	70,591	25,778
Lotes Co. Ltd.	6,142	257,343
Lotus Pharmaceutical Co. Ltd.	8,000	79,617
Loyalty Founder Enterprise Co. Ltd.	14,000	12,739
Lucky Cement Corp.	9,000	4,317
Lung Yen Life Service Corp.(2)	23,000	35,575
Macauto Industrial Co. Ltd.	2,000	3,680
Macroblock, Inc.	3,000	4,990
Macronix International Co. Ltd.(2)	75,000	81,677
Makalot Industrial Co. Ltd.	13,320	134,573
Marketech International Corp.	24,000	180,443
Materials Analysis Technology, Inc.	8,414	53,450
MediaTek, Inc.	31,000	1,381,451
Mega Financial Holding Co. Ltd.	615,247	786,684
Meiloon Industrial Co.	25,600	19,438
Mercuries & Associates Holding Ltd.(2)	70,504	35,505
Mercuries Life Insurance Co. Ltd.(2)	563,250	130,255
Merida Industry Co. Ltd.	34,000	100,401
Micro-Star International Co. Ltd.	19,000	65,220
Mildef Crete, Inc.	9,000	29,479
MIN AIK Technology Co. Ltd.	36,000	32,119
Mitac Holdings Corp.(1)	99,924	293,070
Mobiletron Electronics Co. Ltd.(2)	1,000	1,006
momo.com, Inc.	8,191	59,290
MOSA Industrial Corp.(2)	41,834	22,031
Motech Industries, Inc.	45,000	23,922
MPI Corp.	1,000	72,804
My Humble House Hospitality Management Consulting	13,000	15,152
Nak Sealing Technologies Corp.	6,000	20,090
Namchow Holdings Co. Ltd.	27,000	33,008
Nan Ren Lake Leisure Amusement Co. Ltd.(2)	2,000	592
Nan Ya Plastics Corp.	160,000	301,361
Nan Ya Printed Circuit Board Corp.	19,000	159,467
Nantex Industry Co. Ltd.	29,000	21,777
Nanya Technology Corp.(2)	77,000	360,045
Netronix, Inc.	18,000	75,028
Nexcom International Co. Ltd.	19,000	44,226
Nidec Chaun-Choung Technology Corp.	3,000	11,145
Nien Made Enterprise Co. Ltd.	14,000	166,488
Niko Semiconductor Co. Ltd.	5,876	8,918
Nishoku Technology, Inc.	2,000	7,429
Nova Technology Corp.	2,000	11,359
Novatek Microelectronics Corp.	38,000	472,338
O-Bank Co. Ltd.	149,000	43,082
Ocean Plastics Co. Ltd.	9,000	10,388
Optimax Technology Corp.	16,000	9,767
Orient Semiconductor Electronics Ltd.	67,000	100,867
Oriental Union Chemical Corp.(2)	36,000	13,948
O-TA Precision Industry Co. Ltd.	10,000	23,211
Pacific Construction Co.	57,000	17,427
Pacific Hospital Supply Co. Ltd.	3,000	8,344
PADAUK Technology Co. Ltd.	2,662	4,307
Paiho Shih Holdings Corp.	48,300	38,847
Pan Jit International, Inc.(1)	46,000	126,646
Pan-International Industrial Corp.	31,000	47,027

Parade Technologies Ltd.	1,000	21,132
Pegatron Corp.	263,000	604,981
Pegavision Corp.	7,171	71,010
PharmaEssentia Corp.	4,438	73,066
Phison Electronics Corp.	3,000	107,815
Phoenix Silicon International Corp.	8,449	43,967
Phoenix Tours International, Inc.	11,550	19,045
Pixart Imaging, Inc.	17,000	113,677
Planet Technology Corp.	5,000	21,377
Podak Co. Ltd.	10,500	17,968
Posiflex Technology, Inc.	1,000	6,011
Pou Chen Corp.	230,000	224,676
Power Wind Health Industry, Inc.	1,050	5,273
Powerchip Semiconductor Manufacturing Corp.(2)	158,000	172,403
Powertech Technology, Inc.	160,000	802,763
Poya International Co. Ltd.	7,191	100,596
President Chain Store Corp.	43,000	328,558
President Securities Corp.	211,696	165,453
Primax Electronics Ltd.	121,000	317,881
Prince Housing & Development Corp.	180,000	47,511
Promate Electronic Co. Ltd.(1)	43,199	64,098
Prosperity Dielectrics Co. Ltd.	21,000	45,468
Qisda Corp.	48,380	43,417
Qualipoly Chemical Corp.	2,000	11,691
Quang Viet Enterprise Co. Ltd.	1,073	2,846
Quanta Computer, Inc.	103,000	928,411
Radiant Opto-Electronics Corp.	29,000	111,506
Radium Life Tech Co. Ltd.(2)	128,601	43,884
Raydium Semiconductor Corp.(1)	17,000	117,794
Realtek Semiconductor Corp.	38,000	632,364
Rechi Precision Co. Ltd.	62,000	47,359
Rexon Industrial Corp. Ltd.	24,000	21,318
Rich Development Co. Ltd.	165,430	42,200
RiTdisplay Corp.	4,785	4,550
Ritek Corp.(2)	16,000	4,542
Roo Hsing Co. Ltd.(2)	790	266
Ruentex Development Co. Ltd.	220,880	212,427
Ruentex Engineering & Construction Co.	18,806	102,913
Ruentex Industries Ltd.	108,235	189,224
Ruentex Materials Co. Ltd.	1,000	833
Sampo Corp.	9,000	7,086
San Fang Chemical Industry Co. Ltd.	52,000	56,095
San Far Property Ltd.	2,316	1,315
San Shing Fastech Corp.	3,000	5,211
Sanyang Motor Co. Ltd.	10,000	19,797
Scientech Corp.	2,000	20,275
SDI Corp.	4,000	10,222
Senao Networks, Inc.	3,000	12,796
Sensortek Technology Corp.	1,000	5,763
Sercomm Corp.	47,000	123,662
Sesoda Corp.	55,000	56,912
Shanghai Commercial & Savings Bank Ltd.	294,001	366,566
Shan-Loong Transportation Co. Ltd.	2,000	873
Sheng Yu Steel Co. Ltd.	2,000	1,323
Shih Her Technologies, Inc.	4,293	21,641

Shih Wei Navigation Co. Ltd.(2)	16,457	9,609
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	3,138
Shin Zu Shing Co. Ltd.	19,829	124,968
Shining Building Business Co. Ltd.(2)	22,000	6,367
Shinkong Insurance Co. Ltd.	35,000	131,077
Shinkong Synthetic Fibers Corp.	163,000	84,324
Shiny Chemical Industrial Co. Ltd.	21,332	94,634
Shuttle, Inc.	27,000	15,097
Sigurd Microelectronics Corp.	132,000	423,839
Silicon Integrated Systems Corp.	9,174	14,215
Simplo Technology Co. Ltd.	43,000	470,458
Sinbon Electronics Co. Ltd.	16,000	111,570
Sincere Navigation Corp.	55,000	46,506
Singatron Enterprise Co. Ltd.	8,000	7,531
Sino-American Silicon Products, Inc.	24,000	80,634
Sinon Corp.	70,000	95,615
SinoPac Financial Holdings Co. Ltd.	967,317	831,386
Sinopower Semiconductor, Inc.	6,000	22,008
Sinyi Realty, Inc.	6,000	4,341
Sirtec International Co. Ltd.	1,000	799
Sitronix Technology Corp.	3,000	17,454
Siward Crystal Technology Co. Ltd.	26,000	17,132
Solteam, Inc.	5,332	8,555
Sonix Technology Co. Ltd.	12,000	13,060
Speed Tech Corp.	40,000	54,035
Sporton International, Inc.	7,402	37,558
Sports Gear Co. Ltd.	5,000	18,212
St. Shine Optical Co. Ltd.	8,000	32,403
Standard Foods Corp.	20,000	19,446
Stark Technology, Inc.	13,000	63,239
Sunjuice Holdings Co. Ltd.	1,000	4,479
Sunny Friend Environmental Technology Co. Ltd.	2,248	5,841
Sunonwealth Electric Machine Industry Co. Ltd.	67,000	357,402
Sunplus Innovation Technology, Inc.	5,133	20,152
Sunrex Technology Corp.	24,000	30,779
Sunspring Metal Corp.	39,000	26,141
Superalloy Industrial Co. Ltd.	14,000	18,462
Swancor Holding Co. Ltd.	8,000	27,619
Sweeten Real Estate Development Co. Ltd.	2,595	2,374
Symtek Automation Asia Co. Ltd.	8,643	36,891
Syncmold Enterprise Corp.	9,000	19,392
Synnex Technology International Corp.(1)	110,000	220,642
Systex Corp.	4,000	15,380
T3EX Global Holdings Corp.	3,121	6,668
TA Chen Stainless Pipe	206,490	244,298
Tah Hsin Industrial Corp.	2,145	4,417
TA-I Technology Co. Ltd.	19,000	37,383
Tai Tung Communication Co. Ltd.	47,000	32,411
Taichung Commercial Bank Co. Ltd.	630,716	419,216
TaiDoc Technology Corp.	9,000	35,868
Taiflex Scientific Co. Ltd.	23,103	58,038
Taimide Tech, Inc.	22,000	38,404
Tainan Spinning Co. Ltd.	160,000	70,734
Tai-Saw Technology Co. Ltd.	20,000	13,317
Taisun Enterprise Co. Ltd.	2,000	1,161

Taita Chemical Co. Ltd.	9,343	3,323
TAI-TECH Advanced Electronics Co. Ltd.	7,000	36,030
Taiwan Business Bank	1,346,990	680,736
Taiwan Cooperative Financial Holding Co. Ltd.	543,586	413,341
Taiwan FamilyMart Co. Ltd.	1,000	6,118
Taiwan Fertilizer Co. Ltd.	72,000	108,528
Taiwan Fire & Marine Insurance Co. Ltd.	15,400	26,168
Taiwan FU Hsing Industrial Co. Ltd.	26,400	45,266
Taiwan Glass Industry Corp.(1)(2)	103,000	117,783
Taiwan High Speed Rail Corp.	337,000	300,269
Taiwan Hon Chuan Enterprise Co. Ltd.	36,067	147,236
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	35,000	38,848
Taiwan Land Development Corp.(2)	21,000	7
Taiwan Mobile Co. Ltd.	51,000	175,617
Taiwan Navigation Co. Ltd.	37,000	36,641
Taiwan Paiho Ltd.	73,000	129,836
Taiwan PCB Techvest Co. Ltd.	38,000	40,466
Taiwan Sakura Corp.	17,000	45,866
Taiwan Secom Co. Ltd.	37,000	128,027
Taiwan Semiconductor Co. Ltd.	15,000	28,140
Taiwan Semiconductor Manufacturing Co. Ltd.	91,000	4,195,681
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	187,655	54,703,309
Taiwan Shin Kong Security Co. Ltd.	1,010	1,310
Taiwan Styrene Monomer(2)	2,000	569
Taiwan Surface Mounting Technology Corp.	24,000	78,538
Taiwan Takisawa Technology Co. Ltd.	10,000	11,237
Taiwan TEA Corp.(2)	29,000	12,766
Taiyen Biotech Co. Ltd.	6,000	6,062
Tatung Co. Ltd.	108,300	115,646
Tatung System Technologies, Inc.	14,690	35,054
TBI Motion Technology Co. Ltd.(2)	22,000	24,995
TCC Group Holdings Co. Ltd.	627,858	457,656
Te Chang Construction Co. Ltd.	1,000	2,092
Team Group, Inc.(2)	5,000	21,153
Teco Electric & Machinery Co. Ltd.(1)	69,000	193,326
Teco Image Systems Co. Ltd.	19,000	13,358
Tera Autotech Corp.(2)	1,081	747
Test Research, Inc.(1)	32,000	157,931
Test Rite International Co. Ltd.	2,000	1,304
Tex-Ray Industrial Co. Ltd.(2)	12,000	2,676
Thinking Electronic Industrial Co. Ltd.	9,000	54,320
Thye Ming Industrial Co. Ltd.(2)	18,503	39,817
Ton Yi Industrial Corp.	112,000	66,968
Tong Hsing Electronic Industries Ltd.	19,890	80,140
Tong Yang Industry Co. Ltd.	73,000	225,512
Top Union Electronics Corp.	11,733	10,735
Topco Scientific Co. Ltd.	31,000	299,194
Topkey Corp.	16,000	85,248
Topoint Technology Co. Ltd.(1)	28,000	121,476
TPK Holding Co. Ltd.	41,000	54,624
Tripod Technology Corp.	109,000	1,065,960
Trusval Technology Co. Ltd.	4,299	33,799
TS Financial Holding Co. Ltd.	2,887,706	1,661,962
TS Financial Holding Co. Ltd., Preference Shares(2)	182,013	53,934
Tsann Kuen Enterprise Co. Ltd.	8,419	6,289

TSEC Corp.(2)	81,000	34,684
TSRC Corp.	103,000	50,907
Ttet Union Corp.	2,000	9,275
TTFB Co. Ltd.	3,633	20,790
TTY Biopharm Co. Ltd.	17,000	44,284
Tung Ho Steel Enterprise Corp.	97,770	212,550
Tung Thih Electronic Co. Ltd.	16,536	34,220
TXC Corp.	50,000	133,649
TYC Brother Industrial Co. Ltd.	44,000	68,538
Tyntek Corp.	14,000	7,245
UDE Corp.(1)	27,000	90,298
U-Ming Marine Transport Corp.	63,000	123,449
Unimicron Technology Corp.	56,000	334,051
Union Bank of Taiwan	260,149	163,815
Union Insurance Co. Ltd.	16,100	15,418
Uni-President Enterprises Corp.	347,000	846,711
Unitech Printed Circuit Board Corp.	130,497	101,735
United Integrated Services Co. Ltd.	4,000	102,251
United Microelectronics Corp.(1)	1,362,000	1,999,761
United Renewable Energy Co. Ltd.(2)	76,285	15,286
Univacco Technology, Inc.	18,000	26,469
Universal Cement Corp.	73,759	73,979
Universal Vision Biotechnology Co. Ltd.	3,339	16,245
UPC Technology Corp.(2)	63,000	20,796
Userjoy Technology Co. Ltd.	4,851	12,695
USI Corp.	105,000	36,680
Utechzone Co. Ltd.	10,000	29,078
UVAT Technology Co. Ltd.	8,000	14,857
Vanguard International Semiconductor Corp.	225,733	653,209
Ventec International Group Co. Ltd.	10,000	28,622
Visual Photonics Epitaxy Co. Ltd.	9,000	41,019
Voltronic Power Technology Corp.	4,000	148,398
Wafer Works Corp.(2)	74,139	67,943
Wah Hong Industrial Corp.	16,000	16,988
Wah Lee Industrial Corp.	12,100	40,958
Walsin Lihwa Corp.	213,461	201,225
Walsin Technology Corp.	39,000	149,061
Walton Advanced Engineering, Inc.(1)	49,000	57,899
Wan Hai Lines Ltd.	141,785	364,699
WEI Chih Steel Industrial Co. Ltd.	13,000	6,716
Wei Chuan Foods Corp.	9,000	4,260
Weikeng Industrial Co. Ltd.	36,000	35,094
Well Shin Technology Co. Ltd.	18,000	27,351
Wholetech System Hitech Ltd.	13,000	49,429
Win Semiconductors Corp.	26,000	118,916
Winbond Electronics Corp.(2)	257,428	477,926
Winmate, Inc.	6,000	27,969
Winstek Semiconductor Co. Ltd.	9,000	28,562
Wisdom Marine Lines Co. Ltd.	82,047	171,738
Wistron Corp.	187,000	864,435
WITS Corp.	2,000	8,047
Wiwynn Corp.	4,000	584,438
WNC Corp.	78,000	254,069
Wowprime Corp.	21,293	145,920
WPG Holdings Ltd.	78,000	170,013

WT Microelectronics Co. Ltd.(1)	59,058	269,515
WUS Printed Circuit Co. Ltd.	27,800	105,773
XAVi Technologies Corp.	8,000	13,195
XinTec, Inc.	6,000	27,847
Xxentria Technology Materials Corp.	9,810	11,766
Yageo Corp.	59,320	445,648
Yang Ming Marine Transport Corp.(1)	287,000	476,394
Yankey Engineering Co. Ltd.	5,396	86,666
YC INOX Co. Ltd.(2)	49,668	32,170
YCC Parts Manufacturing Co. Ltd.	1,000	1,459
Yea Shin International Development Co. Ltd.	6,803	5,238
Yem Chio Co. Ltd.	14,046	6,090
Yen Sun Technology Corp.	14,000	19,738
Yeong Guan Energy Technology Group Co. Ltd.(2)	15,128	8,492
YFY, Inc.	82,000	72,272
Yi Jinn Industrial Co. Ltd.	7,350	3,749
Yieh Phui Enterprise Co. Ltd.(2)	177,228	84,166
Yonyu Plastics Co. Ltd.	1,000	625
Young Fast Optoelectronics Co. Ltd.	20,000	42,264
Youngtek Electronics Corp.	22,000	42,640
Yuanta Financial Holding Co. Ltd.	556,583	640,992
Yuanta Futures Co. Ltd.	11,910	36,177
Yulon Finance Corp.	33,856	103,961
Yulon Motor Co. Ltd.	66,784	76,186
Zeng Hsing Industrial Co. Ltd.	2,148	6,887
Zenitron Corp.	24,000	27,533
Zhen Ding Technology Holding Ltd.(1)	152,000	706,551
Zig Sheng Industrial Co. Ltd.(2)	22,000	5,396
Zinwell Corp.(2)	18,000	13,587
Zippy Technology Corp.(1)	22,000	35,074
Zyxel Group Corp.	17,947	20,821
		150,928,371
Thailand — 1.5%
AAPICO Hitech PCL, NVDR	31,090	11,887
Advanced Info Service PCL, NVDR	78,400	749,362
AEON Thana Sinsap Thailand PCL, NVDR	9,800	29,239
Airports of Thailand PCL, NVDR	191,000	258,795
Amata Corp. PCL, NVDR	128,300	66,668
AP Thailand PCL, NVDR	293,500	78,510
Asia Aviation PCL, NVDR(2)	902,600	30,080
Asia Plus Group Holdings PCL, NVDR	240,200	15,372
Asia Sermkij Leasing PCL, NVDR	2,400	529
Asian Sea Corp. PCL, NVDR	9,900	2,230
Asset World Corp. PCL, NVDR	171,600	10,268
B Grimm Power PCL, NVDR	40,900	18,242
Bangchak Corp. PCL, NVDR	155,500	120,884
Bangkok Airways PCL, NVDR	120,000	53,850
Bangkok Aviation Fuel Services PCL, NVDR	1,000	271
Bangkok Bank PCL, NVDR	9,600	47,167
Bangkok Chain Hospital PCL, NVDR	154,200	47,731
Bangkok Dusit Medical Services PCL, NVDR	398,100	235,368
Bangkok Expressway & Metro PCL, NVDR	764,000	131,911
Bangkok Land PCL, NVDR	666,800	8,908
Bangkok Life Assurance PCL, NVDR	79,500	46,690
Banpu PCL, NVDR	1,140,366	159,622

Banpu Power PCL, NVDR	35,200	14,011
BEC World PCL, NVDR	74,300	4,343
Berli Jucker PCL, NVDR	15,100	7,163
BG Container Glass PCL, NVDR	20,000	2,447
Bumrungrad Hospital PCL, NVDR	37,700	198,900
Cal-Comp Electronics Thailand PCL, NVDR	129,096	18,628
Carabao Group PCL, NVDR	37,100	52,282
Central Pattana PCL, NVDR	119,900	199,951
Central Retail Corp. PCL, NVDR	183,341	113,748
CH Karnchang PCL, NVDR	164,000	62,793
Charoen Pokphand Foods PCL, NVDR	333,200	210,456
Chularat Hospital PCL, NVDR	762,900	36,542
CK Power PCL, NVDR	141,800	9,519
Com7 PCL, NVDR	199,100	135,840
CP ALL PCL, NVDR	138,800	186,964
CP Axtra PCL, NVDR	29,863	15,081
Delta Electronics Thailand PCL, NVDR	115,800	729,143
Dhipaya Group Holdings PCL, NVDR	5,900	3,558
Diamond Building Products PCL, NVDR	5,000	752
Dohome PCL, NVDR	5,293	626
Dynasty Ceramic PCL, NVDR	269,300	10,626
Eastern Polymer Group PCL, NVDR	42,400	3,927
Eastern Water Resources Development & Management PCL, NVDR	2,900	174
Electricity Generating PCL, NVDR	34,400	120,948
Energy Absolute PCL, NVDR(2)	3,385,000	284,779
Erawan Group PCL, NVDR	480,760	33,551
GFPT PCL, NVDR	87,200	26,561
Global Power Synergy PCL, NVDR	239,500	261,661
Gulf Development PCL, NVDR(2)	146,445	185,831
Gunkul Engineering PCL, NVDR	800,100	44,582
Haad Thip PCL, NVDR	2,800	1,279
Home Product Center PCL, NVDR	518,100	103,318
Ichitan Group PCL, NVDR	112,900	42,825
Indorama Ventures PCL, NVDR	77,100	37,001
Interlink Communication PCL, NVDR	21,100	2,992
IRPC PCL, NVDR	5,696,500	175,592
Italian-Thai Development PCL, NVDR(2)	149,800	1,212
Jasmine International PCL, NVDR(2)	2,629,000	111,969
Kasikornbank PCL, NVDR	46,000	266,749
KCE Electronics PCL, NVDR	141,600	91,939
KGI Securities Thailand PCL, NVDR	97,400	11,377
Khon Kaen Sugar Industry PCL, NVDR	55,500	2,312
Kiatnakin Phatra Bank PCL, NVDR	41,800	83,501
Krung Thai Bank PCL, NVDR	328,900	281,350
Krungthai Card PCL, NVDR	88,700	75,293
Land & Houses PCL, NVDR	776,400	84,510
LPN Development PCL, NVDR	37,300	1,842
Major Cineplex Group PCL, NVDR	139,000	29,602
MBK PCL, NVDR	40,252	21,528
MC Group PCL, NVDR	79,500	26,694
MCS Steel PCL, NVDR	9,400	2,397
Mega Lifesciences PCL, NVDR	61,600	60,264
Minor International PCL, NVDR	318,366	218,138
MK Restaurants Group PCL, NVDR	26,500	17,710
Muangthai Capital PCL, NVDR	94,400	97,894

Noble Development PCL, Class C, NVDR	40,800	2,710
Osotspa PCL, NVDR	92,900	45,744
Plan B Media PCL, NVDR	261,604	32,042
Polyplex Thailand PCL, NVDR	13,000	3,252
Precious Shipping PCL, NVDR	121,600	24,170
Premier Marketing PCL, NVDR	3,900	1,382
PRG Corp. PCL, NVDR	8,530	2,309
Prima Marine PCL, NVDR	238,400	45,964
Pruksa Holding PCL, NVDR	61,600	7,233
PTG Energy PCL, NVDR	241,000	53,661
PTT Exploration & Production PCL, NVDR	85,000	281,440
PTT Global Chemical PCL, NVDR	349,300	216,552
PTT Oil & Retail Business PCL, NVDR	199,100	83,805
PTT PCL, NVDR	642,000	613,741
Quality Houses PCL, NVDR	618,800	24,620
R&B Food Supply PCL, NVDR	8,900	968
Rajthanee Hospital PCL, NVDR	10,300	3,810
Ratch Group PCL, NVDR	119,200	109,333
Ratchthani Leasing PCL, NVDR	189,915	10,268
Regional Container Lines PCL, NVDR	105,400	84,341
Rojana Industrial Park PCL, NVDR	102,000	13,953
S Hotels & Resorts PCL, NVDR	188,700	8,869
Sabina PCL, NVDR	22,900	10,825
Sansiri PCL, NVDR	1,852,500	81,198
Sappe PCL, NVDR	15,800	16,104
SC Asset Corp. PCL, NVDR	164,100	8,014
SCB X PCL, NVDR	25,300	102,274
Sermsang Power Corp. Co. Ltd., NVDR	99,915	9,682
Siam Cement PCL, NVDR	68,600	398,397
Siamgas & Petrochemicals PCL, NVDR	27,100	5,514
Singha Estate PCL, NVDR	20,100	325
Somboon Advance Technology PCL, NVDR	36,500	15,773
SPCG PCL, NVDR	13,200	3,549
Sri Trang Agro-Industry PCL, NVDR	120,000	42,906
Srisawad Capital 1969 PCL, NVDR	22,889	763
Srisawad Corp. PCL, NVDR	77,077	60,686
Srivichai Vejvivat PCL, NVDR	9,900	2,494
Star Petroleum Refining PCL, NVDR	115,900	21,249
STP & I PCL, NVDR(2)	59,900	7,159
Supalai PCL, NVDR	169,500	89,051
Super Energy Corp. PCL, NVDR(2)	1,374,500	4,303
Susco PCL, NVDR	160,100	10,644
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	9,492
Thai Airways International PCL, NVDR(2)	6,800	1,808
Thai Oil PCL, NVDR	104,300	113,627
Thai Union Group PCL, NVDR	474,800	192,122
Thai Vegetable Oil PCL, NVDR	36,960	26,073
Thaifoods Group PCL, NVDR	231,210	32,520
Thanachart Capital PCL, NVDR	35,000	59,274
Thonburi Healthcare Group PCL, NVDR(2)	12,180	3,219
Thoresen Thai Agencies PCL, NVDR	181,300	24,235
TIDLOR Holdings PCL, NVDR	207,059	123,235
Tipco Asphalt PCL, NVDR	53,400	23,075
Tisco Financial Group PCL, NVDR	19,600	64,576
TKS Technologies PCL, NVDR	15,200	2,979

TMBThanachart Bank PCL, NVDR	1,760,700	105,711
TOA Paint Thailand PCL, NVDR	35,000	14,131
TPI Polene PCL, NVDR	546,000	11,370
TPI Polene Power PCL, NVDR	54,800	2,947
True Corp. PCL, NVDR	712,158	239,389
TTW PCL, NVDR	14,400	4,026
Unique Engineering & Construction PCL, NVDR	4,000	343
Univanich Palm Oil PCL, NVDR	80,500	30,265
Workpoint Entertainment PCL, NVDR(2)	14,600	1,724
		10,595,477
Turkey — 0.8%
Adese Alisveris Merkezleri Ticaret AS(2)	3,337,390	110,920
Afyon Cimento Sanayi TAS	45,120	13,830
AG Anadolu Grubu Holding AS	18,630	12,247
Agesa Hayat ve Emeklilik AS	4,804	24,496
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(2)	67,543	40,793
Akbank TAS(1)	233,060	355,567
Akcansa Cimento AS	3,799	11,458
Akenerji Elektrik Uretim AS(2)	46,296	12,388
Akfen Yenilenebilir Enerji AS(2)	37,132	14,740
Aksa Enerji Uretim AS(2)	15,862	19,684
Aksigorta AS(2)	126,861	19,884
Alarko Holding AS(1)	21,181	46,822
Albaraka Turk Katilim Bankasi AS	433,395	81,347
Anadolu Anonim Turk Sigorta Sirketi	133,464	70,659
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	133,670	49,704
Anadolu Hayat Emeklilik AS	8,394	18,761
Aselsan Elektronik Sanayi Ve Ticaret AS	70,187	303,218
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(1)	19,911	42,501
Bera Holding AS(2)	107,853	41,749
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(2)	41,113	11,713
BIM Birlesik Magazalar AS	17,069	215,842
Bursa Cimento Fabrikasi AS	149,295	21,617
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar	11,459	16,575
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	915
Cimsa Cimento Sanayi VE Ticaret AS(1)	15,955	17,202
Coca-Cola Icecek AS(1)	36,117	43,701
Destek Finans Faktoring AS(1)(2)	1,497	30,894
Dogan Sirketler Grubu Holding AS(1)	109,048	43,887
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(2)	40,181	5,220
Dogus Otomotiv Servis ve Ticaret AS(1)	6,500	27,607
Efor Yatirim Sanayi Ticaret AS	264,426	139,365
EGE Gubre Sanayii AS	10,306	23,092
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	17,191	37,443
Enerya Enerji AS	254,606	60,114
Eregli Demir ve Celik Fabrikalari TAS(1)	277,374	155,894
Europen Endustri Insaat Sanayi VE Ticaret AS(2)	147,561	21,342
Ford Otomotiv Sanayi AS(1)	23,800	53,016
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	10,698	15,816
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(2)	7,372	7,476
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS(2)	2,699	20,129
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	26,414	13,078
GSD Holding AS(2)	140,853	14,230
Gubre Fabrikalari TAS(2)	8,699	64,057
Haci Omer Sabanci Holding AS(1)	191,712	369,848

HUN Yenilenebilir Enerji Uretim AS(2)	176,704	13,978
Ihlas Holding AS(2)	241,740	18,390
Is Finansal Kiralama AS(2)	109,545	48,988
Is Yatirim Menkul Degerler AS	67,687	63,657
Isiklar Enerji ve Yapi Holding AS(2)	84,719	115,754
Jantsa Jant Sanayi Ve Ticaret AS	27,439	12,597
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(2)	17,876	10,495
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(2)	11,042	5,680
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(2)	25,765	15,239
Kartonsan Karton Sanayi ve Ticaret AS(2)	321	621
Katilimevim Tasarruf Finansman AS	203,423	77,429
KOC Holding AS	46,188	183,300
Logo Yazilim Sanayi Ve Ticaret AS	13,289	47,724
Marmara Holding AS(2)	292,461	13,487
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	47,368	42,071
Menderes Tekstil Sanayi ve Ticaret AS(2)	29,472	9,309
MLP Saglik Hizmetleri AS(2)	6,501	50,507
Naturelgaz Sanayi ve Ticaret AS	277,372	64,681
NET Holding AS(2)	51,653	58,381
Nuh Cimento Sanayi AS	3,524	18,836
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)(2)	104,778	12,954
Osmanli Yatirim Menkul Degerler AS	26,147	5,240
Oyak Cimento Fabrikalari AS(1)	80,783	43,945
Pegasus Hava Tasimaciligi AS(1)(2)	22,424	106,187
Petkim Petrokimya Holding AS(1)(2)	96,883	38,793
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	28,008	13,214
Polisan Holding AS	73,544	27,948
Qua Granite Hayal(2)	133,792	10,552
Sasa Polyester Sanayi AS(1)(2)	249,144	17,132
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	26,925	11,451
Sekerbank Turk AS	362,719	69,113
Selcuk Ecza Deposu Ticaret ve Sanayi AS	15,486	24,983
Sok Marketler Ticaret AS(2)	20,100	21,777
TAB Gida Sanayi Ve Ticaret AS, Class A	6,809	34,612
TAV Havalimanlari Holding AS(2)	28,580	187,107
Tekfen Holding AS	5,305	8,489
Tofas Turk Otomobil Fabrikasi AS(1)	39,456	213,660
Trust Anadolu Metal Madencilik Isletmeleri AS(2)	10,865	24,200
Tukas Gida Sanayi ve Ticaret AS(2)	265,975	15,906
Turk Altin Isletmeleri AS(1)(2)	38,142	31,380
Turk Hava Yollari AO	31,589	202,878
Turkcell Iletisim Hizmetleri AS, ADR	43,376	242,472
Turkiye Halk Bankasi AS(1)(2)	30,178	25,333
Turkiye Is Bankasi AS, C Shares(1)	474,504	151,750
Turkiye Petrol Rafinerileri AS(1)	55,685	255,451
Turkiye Sigorta AS	247,282	70,527
Turkiye Sinai Kalkinma Bankasi AS(2)	232,812	70,526
Turkiye Sise ve Cam Fabrikalari AS(1)	106,325	93,500
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	198,741	134,798
Usak Seramik Sanayii AS(2)	188,760	12,969
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	6,890
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	23,545	17,804
Yapi ve Kredi Bankasi AS(1)(2)	248,820	206,942
YEO Teknoloji Enerji VE Endustri AS(2)	9,363	7,972
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(2)	19,027	10,550

Zorlu Enerji Elektrik Uretim AS(2)	118,717	9,055
		6,030,025
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	86,266	331,286
Abu Dhabi Islamic Bank PJSC	62,138	336,798
ADNOC Drilling Co. PJSC	250,703	357,038
Adnoc Gas PLC	232,129	206,063
Aldar Properties PJSC	150,338	333,768
Dubai Islamic Bank PJSC	133,864	334,345
Emaar Properties PJSC	93,730	339,597
Emirates Telecommunications Group Co. PJSC	42,513	208,379
First Abu Dhabi Bank PJSC	78,439	338,317
GFH Financial Group BSC	95,800	56,105
		2,841,696
United Kingdom — 0.1%
Metlen Energy & Metals PLC(2)	3,495	179,421
Metlen Energy & Metals PLC(2)	4,788	245,503
		424,924
United States — 0.0%
Canadian Solar, Inc.(2)	621	16,860
TOTAL COMMON STOCKS (Cost $554,813,273)		716,645,532
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(2)	11,284	21
Marisa Lojas SA(2)	3,891	102
		123
Malaysia — 0.0%
Ann Joo Resources Bhd.(2)	4,150	166
Berjaya Food Bhd.(2)	16,187	137
Dagang NeXchange Bhd.(2)	259,866	7,546
Hengyuan Refining Co. Bhd.(2)	2,650	122
NEXG Bhd.(2)	108,150	4,449
Perak Transit Bhd.(2)	2,086	23
PESTEC International Bhd.(2)	2,962	18
Supermax Corp. Bhd.(2)	12,482	377
Top Glove Corp. Bhd.(2)	12,335	462
VS Industry Bhd.(2)	56,910	138
YTL Corp. Bhd.(2)	19,939	4,349
YTL Power International Bhd.(2)	39,360	11,623
		29,410
Thailand — 0.0%
Energy Absolute PCL, NVDR(2)	10,533	204
Jasmine International PCL, NVDR(2)	185,337	1,905
Kiatnakin Phatra Bank PCL, NVDR(2)	2,092	69
Noble Development PCL, NVDR(2)	20,400	127
Roctec Global PCL, NVDR(2)	149,200	94
RS PCL, NVDR(2)	4,279	1
VGI PCL, NVDR(2)	6,660	4
		2,404
TOTAL WARRANTS (Cost $13,275)		31,937
RIGHTS — 0.0%
Brazil — 0.0%
Vulcabras SA(2)	1,744	2,231

China — 0.0%
China Energy Development Holdings Ltd.(2)	1,200	2

India — 0.0%
Adani Enterprises Ltd.(2)	1,022	5,055
Allcargo Terminals Ltd.(2)	1,544	122
		5,177
Philippines — 0.0%
Alliance Global Group, Inc.(2)	41,500	624
South Korea — 0.0%
Hanon Systems(2)	13,434	1,722
TOTAL RIGHTS (Cost $—)		9,756
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,781,248	1,781,248
State Street Navigator Securities Lending Government Money Market Portfolio(4)	12,202,603	12,202,603
TOTAL SHORT-TERM INVESTMENTS (Cost $13,983,851)		13,983,851
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $568,810,399)		730,671,076
OTHER ASSETS AND LIABILITIES — (2.2)%		(15,573,455)
TOTAL NET ASSETS — 100.0%		$715,097,621

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	22.2%
Financials	21.8%
Consumer Discretionary	12.0%
Materials	9.9%
Industrials	9.5%
Communication Services	8.0%
Energy	4.2%
Consumer Staples	4.2%
Health Care	3.4%
Utilities	3.0%
Real Estate	2.0%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $42,167,366. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $44,493,115, which includes securities collateral of $32,290,512.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$17,499,714	$17,202,920	—
Chile	1,322,455	4,155,529	—
China	35,064,450	151,111,817	—
Colombia	423,206	987,351	—
Hong Kong	2,869	728,294	—
India	8,415,246	117,854,276	—
Indonesia	1,016,449	10,573,317	—
Mexico	4,378,182	10,821,593	—
Peru	2,798,349	—	—
Philippines	180,664	3,913,743	—
South Africa	6,567,699	22,226,177	—
South Korea	5,354,594	84,858,584	—
Taiwan	57,869,457	93,058,914	—
Turkey	242,472	5,787,553	—
United States	16,860	—	—
Other Countries	—	52,212,798	—
Warrants	—	31,937	—
Rights	—	9,756	—
Short-Term Investments	13,983,851	—	—
	$155,136,517	$575,534,559	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.